united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 09/30

Date of reporting period: 03/31/23

Item 1. Reports to Stockholders.

Deer Park Total Return Credit Fund

Class A Shares: DPFAX

Class C Shares: DPFCX

Class I Shares: DPFNX

Semi-Annual Report

March 31, 2023

www.deerparkfund.com

1-888-868-9501

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Deer Park Total Return Credit Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2023

The Fund’s performance figures* for the period ended March 31, 2023, compared to its benchmarks:

					Annualized	Annualized
			Annualized	Annualized	Inception** -	Inception*** -
	Six Months	One Year	Three Year	Five Year	March 31, 2023	March 31, 2023
Class A Shares	(3.14)%	(9.90)%	(3.60)%	0.33%	3.33%	—
Class A Shares with load	(8.71)%	(15.08)%	1.58%	(0.85)%	2.51%	—
Class C Shares	(3.52)%	(10.60)%	2.84%	(0.41)%	—	0.92%
Class I Shares	(3.02)%	(9.66)%	3.86%	0.58%	3.59%	—
Bloomberg Capital U.S. Aggregate Bond Index	4.89%	(4.78)%	(2.77)%	0.91%	1.10%	0.90%
HFRX Fixed Income - Credit Index	4.23%	(5.14)%	2.72%	1.06%	1.43%	1.28%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including underlying funds, before fee waivers and/or expense reimbursements are 2.44%, 3.19% and 2.19%, respectively, for Class A, Class C and Class I shares per the January 30, 2023 prospectus. The Fund’s total annual operating expenses, including underlying funds, after fee waivers and/or expense reimbursements are 2.04%, 2.79% and 1.79%, respectively, for Class A, Class C and Class I shares. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (888) 868-9501.

**	Commencement of operations is October 16, 2015.

***	Commencement of operations is April 6, 2017.

The Bloomberg Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market. Investors cannot invest directly in the index.

HFRX Fixed Income - Credit Index includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed, Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. Investment thesis across all strategies is predicated on realization of a valuation discrepancy between the related credit instruments. Strategies may also include and utilize equity securities, credit derivatives, government fixed income, commodities, currencies or other hybrid securities. Investors cannot invest directly in the index.

The Fund’s top asset classes and industry sectors as of March 31, 2023, are as follows:

Percent of
Portfolio Composition:	Net Assets
Non-Agency Mortgage Backed Securities	99.4%
Agency Mortgage Backed Securities	1.3%
Short Term Investment	0.4%
Other Asset Backed Securities	0.1%
Liabilities in Excess of Other Assets	(1.2)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	AGENCY MORTGAGE BACKED SECURITIES — 1.3%
1,148,635	Fannie Mae REMICS Series 2012-90 SA(a),(b)	US0001M + 6.050%	1.2050	08/25/42	$105,114
4,818,543	Fannie Mae REMICS Series 2012-144 SH(a),(b)	US0001M + 6.100%	1.2550	01/25/43	575,301
4,127,502	Fannie Mae REMICS Series 2017-16 CS(a),(b)	US0001M + 6.050%	1.2050	03/25/47	461,865
2,578,589	Fannie Mae REMICS Series 2017-14 DS(a),(b)	US0001M + 6.050%	1.2050	03/25/47	295,359
2,518,686	Fannie Mae REMICS Series 2017-68 SN(a),(b)	US0001M + 6.150%	1.3050	09/25/47	329,493
1,981,815	Fannie Mae REMICS Series 2018-64 SE(a),(b)	US0001M + 6.200%	1.3550	09/25/48	218,094
2,586,401	Freddie Mac Military Housing Bonds Series 2015-R1 C3(c),(d),(i)		5.9280	11/25/52	2,344,310
681,986	Freddie Mac REMICS Series 4238 NS(a),(b)	US0001M + 6.700%	2.0160	02/15/42	69,371
3,680,533	Freddie Mac REMICS Series 4416 DS(a),(b)	US0001M + 6.100%	1.4160	12/15/44	386,155
211,854	Freddie Mac REMICS Series 4583 ST(a),(b)	US0001M + 6.000%	1.3160	05/15/46	21,318
1,894,413	Freddie Mac REMICS Series 4685 SA(a),(b)	US0001M + 6.100%	1.4160	05/15/47	236,546
3,992,967	Freddie Mac REMICS Series 4718 SC(a),(b)	US0001M + 6.150%	1.4660	09/15/47	502,688
1,327,556	Freddie Mac REMICS Series 4796 AS(a),(b)	US0001M + 6.200%	1.5160	05/15/48	149,056
3,004,816	Government National Mortgage Association Series 2007-15 IO(b),(d)		1.5960	03/16/47	37,466
11,469,360	Government National Mortgage Association Series 2019-111 SK(a),(b)	US0001M + 3.430%	0.0001	09/20/49	216,496
4,415,348	Government National Mortgage Association Series 2015-6 IO(b),(d)		0.4820	02/16/51	49,786
2,664,230	Government National Mortgage Association Series 2013-15 IO(b),(d)		0.5620	08/16/51	45,413
861,189	Government National Mortgage Association Series 2012-72 IO(b),(d)		0.5600	11/16/52	6,818
255,132	Government National Mortgage Association Series 2015-122 IO(b),(d)		0.5840	05/16/57	583
	TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $18,092,904)				6,051,232

	NON-AGENCY MORTGAGE BACKED SECURITIES — 99.4%
176,034	ABFC 2004-OPT1 Trust Series 2004-OPT1 M6(a)	US0001M + 5.250%	10.0950	12/25/32	159,943
511,799	ABFC 2004-OPT3 Trust Series 2004-OPT3 M1(a)	US0001M + 0.750%	5.5950	09/25/33	505,388
481,733	ABFC 2004-OPT4 Trust Series 2004-OPT4 M3(a)	US0001M + 2.175%	7.0200	08/25/33	442,880
562,272	Accredited Mortgage Loan Trust 2005-3 Series 2005-3 M6(a)	US0001M + 0.700%	5.8950	09/25/35	355,232
114,000	Accredited Mortgage Loan Trust 2005-4 Series 2005-4 M3(a)	US0001M + 0.460%	5.3050	12/25/35	78,085
338,700	ACE Securities Corp Home Equity Loan Trust Series 2003-FM1 M6(a)	US0001M + 5.250%	10.0950	11/25/32	268,749
141,259	ACE Securities Corp Home Equity Loan Trust Series 2003-NC1 M4(a)	US0001M + 5.250%	10.0950	07/25/33	124,051
469,604	ACE Securities Corp Home Equity Loan Trust Series 2003-HE1 M5(a)	US0001M + 5.250%	10.0950	11/25/33	436,373
38,202	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1 M2(a)	US0001M + 1.575%	6.4200	04/25/34	36,774
80,583	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1 M4(a)	US0001M + 3.000%	7.8450	04/25/34	72,892
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1 M5(a)	US0001M + 3.375%	8.2200	04/25/34	192,991
1,366,400	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2 M5(a)	US0001M + 1.395%	6.2400	01/25/35	1,155,802

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 99.4% (Continued)
1,291,069	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1 M11(a)	US0001M + 3.500%	8.3450	05/25/35	$1,293,836
38,103	Adjustable Rate Mortgage Trust 2005-4 Series 2005-4 3A1(d)		4.1690	08/25/35	36,519
1,832,612	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 5A1(a)	US0001M + 0.300%	5.1450	03/25/37	1,982,197
372,476	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 M3(a)	US0001M + 2.330%	7.1750	04/25/34	275,755
193,278	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 B1(a)	US0001M + 2.780%	7.6250	04/25/34	35,706
1,193,603	Aegis Asset Backed Securities Trust Mortgage Series 2004-3 B1(a)	US0001M + 2.850%	7.6950	09/25/34	1,071,426
643,689	AFC Home Equity Loan Trust Series 1999-2 1A(a)	US0001M + 0.810%	5.6550	06/25/29	393,850
141,398	Alternative Loan Trust 2003-4CB Series 2003-4CB B1(d)		6.1250	04/25/33	71,268
97,539	Alternative Loan Trust 2003-J2 Series 2003-J2 B1		6.0000	10/25/33	71,939
719,975	Alternative Loan Trust 2004-8CB Series 2004-8CB M3(a)	US0001M + 2.850%	7.6950	06/25/34	776,692
371,752	Alternative Loan Trust 2005-22T1 Series 2005-22T1 A2(a),(b)	US0001M + 5.070%	0.2250	06/25/35	29,992
25,498	Alternative Loan Trust 2005-24 Series 2005-24 2A1C(a)	12MTA + 1.310%	4.4480	07/20/35	5,946
28,439	Alternative Loan Trust 2005-36 Series 2005-36 4A2(d)		3.4620	05/25/33	5,952
587,513	Alternative Loan Trust 2005-45 Series 2005-45 2A1(a)	12MTA + 2.050%	5.1880	10/20/35	411,484
1,129,890	Alternative Loan Trust 2005-50CB Series 2005-50CB 3A1		6.0000	11/25/35	455,773
370,409	Alternative Loan Trust 2005-56 Series 2005-56 5A1(a)	US0001M + 0.640%	5.4850	11/25/35	291,486
1,489,485	Alternative Loan Trust 2005-61 Series 2005-61 2A3(a)	US0001M + 0.840%	5.6850	12/25/35	1,207,313
614,157	Alternative Loan Trust 2005-65CB Series 2005-65CB 2A4		5.5000	12/25/35	439,984
433,530	Alternative Loan Trust 2005-65CB Series 2005-65CB 1A5(a)	US0001M + 0.750%	5.5000	01/25/36	272,674
1,666,075	Alternative Loan Trust 2006-32CB Series 2006-32CB A8(a),(b)	US0001M + 5.270%	0.4250	11/25/36	149,275
467,321	Alternative Loan Trust 2006-36T2 Series 2006-36T2 1A9(a)	US0001M + 0.900%	5.7450	12/25/36	159,770
185,868	Alternative Loan Trust 2006-HY10 Series 2006-HY10 2A1(d)		3.6500	05/25/36	160,936
294,588	Alternative Loan Trust 2006-J3 Series 2006-J3 2A1		4.7500	12/29/23	210,896
166,173	Alternative Loan Trust 2006-J5 Series 2006-J5 1A4		6.5000	09/25/36	90,863
23,220,877	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XBI(b),(e),(i)		0.0001	08/25/46	297,206
5,457,876	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XAD(b),(e),(i)		0.0001	08/25/46	44,216
1,136,923	Alternative Loan Trust 2006-OA11 Series 2006-OA11 A1B(a)	US0001M + 0.380%	5.2250	09/25/46	1,028,593
13,665,673	Alternative Loan Trust 2006-OA14 Series 2006-OA14 X2(b),(d),(i)		0.2960	11/25/46	42,435
5,320,244	Alternative Loan Trust 2006-OA17 Series 2006-OA17 2X(b),(d)		0.9750	12/20/46	338,453
235,668	Alternative Loan Trust 2006-OA19 Series 2006-OA19 A1(a)	US0001M + 0.180%	4.9410	02/20/47	176,420
38,202,247	Alternative Loan Trust 2006-OA2 Series 2006-OA2 X1P(b),(d)		0.0790	05/20/46	327,970
2,080,433	Alternative Loan Trust 2006-OA7 Series 2006-OA7 2A1(a)	12MTA + 0.940%	4.0780	06/25/46	1,622,696
17,555	Alternative Loan Trust 2006-OC6 Series 2006-OC6 2A2A(a),(i)	US0001M + 0.320%	5.1650	07/25/36	18,714
4,245	Alternative Loan Trust 2007-J2 Series J2 2A1(i)		6.0000	07/25/37	4,245
155,726	Alternative Loan Trust Resecuritization 2006-22R Series 2006-22R 2A2		6.2500	05/25/36	93,485

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 99.4% (Continued)
1,220,448	American Home Mortgage Assets Trust 2005-1 Series 2005-1 3A22(a)	US0001M + 0.660%	5.5050	11/25/35	$922,370
480,384	American Home Mortgage Assets Trust 2006-1 Series 2006-1 1A2(a)	US0001M + 0.190%	5.0350	05/25/46	402,695
192,903	American Home Mortgage Assets Trust 2006-2 Series 2006-2 1A1(a)	12MTA + 0.960%	4.0980	09/25/46	162,013
153,260	American Home Mortgage Assets Trust 2007-5 Series 2007-5 A1(a)	US0001M + 0.190%	5.2250	06/25/47	129,585
3,060,475	American Home Mortgage Investment Trust 2005-4 Series 2005-4 1A2(a)	US0001M + 0.760%	5.6050	11/25/45	2,865,700
516,952	American Home Mortgage Investment Trust 2006-3 Series 2006-3 11A2(a)	US0001M + 0.460%	5.3050	12/25/46	490,511
4,278,779	American Home Mortgage Investment Trust 2007-2 Series 2007-2 12A1(a)	US0001M + 0.540%	5.3850	03/25/37	1,639,685
3,157,162	Ameriquest Mortgage Securities Asset-Backed Series 2002-3 M4(a)	US0001M + 3.225%	8.0700	08/25/32	2,784,356
675,141	Ameriquest Mortgage Securities Asset-Backed Series 2003-11 M5(a)	US0001M + 4.875%	5.4420	12/25/33	635,876
1,322,847	Ameriquest Mortgage Securities Asset-Backed Series 2004-R3 M4(a)	US0001M + 2.760%	7.6050	05/25/34	1,151,472
1,622,090	Ameriquest Mortgage Securities Asset-Backed Series 2004-R11 M6(a)	US0001M + 2.100%	3.7300	11/25/34	1,343,238
3,600,716	Ameriquest Mortgage Securities Inc Asset Backed Series 2005-R11 M6(a)	US0001M + 1.155%	6.0000	01/25/36	4,173,374
163,892	Amortizing Residential Collateral Trust Series 2001-BC5 M1(a)	US0001M + 0.550%	5.6700	08/25/31	180,429
1,171,717	Amortizing Residential Collateral Trust 2001-BC6 Series 2001-BC6 M1(a)	US0001M + 1.200%	6.0450	10/25/31	1,042,154
255,474	Amortizing Residential Collateral Trust 2001-BC6 Series 2001-BC6 M2(a)	US0001M + 2.025%	6.8700	10/25/31	206,333
125,015	Amortizing Residential Collateral Trust 2002-BC5 Series 2002-BC5 M2(a)	US0001M + 1.800%	6.6450	07/25/32	122,225
335,922	Argent Securities Inc Asset-Backed Pass-Through Series 2003-W10 M3(a)	US0001M + 2.775%	3.8310	01/25/34	262,929
289,015	Argent Securities Inc Asset-Backed Pass-Through Series 2006-M2 A2C(a)	US0001M + 0.150%	4.9950	09/25/36	94,469
3,380	Asset Backed Securities Corp Home Equity Loan Series 2004-HE3 M3(a)	US0001M + 2.100%	6.9450	06/25/34	3,495
173,656	Asset Backed Securities Corp Home Equity Loan Series 2004-HE3 M6(a)	US0001M + 4.125%	8.9700	06/25/34	187,200
337,977	Asset Backed Securities Corp Home Equity Loan Series 2004-HE9 M2(a)	US0001M + 1.800%	6.6450	12/25/34	254,566
199,370	Asset Backed Securities Corp Home Equity Loan Series 2005-HE2 M4(a)	US0001M + 1.230%	6.0750	02/25/35	189,470
790,274	Asset Backed Securities Corp Home Equity Loan Series 2005-HE2 M5(a)	US0001M + 1.875%	6.7200	02/25/35	851,357
918,803	Banc of America Alternative Loan Trust 2006-5 Series 2006-5 CBIO(b)		6.0000	06/25/46	166,034
1,495,110	Banc of America Alternative Loan Trust 2006-6 Series 2006-6 CBIO(b)		6.0000	07/25/46	189,855
182,247	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 1A5(a),(b)	US0001M + 786.000%	6.0000	11/25/36	34,056
357,184	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 XIO(b)		6.0000	11/25/46	74,421
2,917,698	Banc of America Funding 2005-C Trust Series 2005-C M2(a)	US0001M + 0.650%	5.4110	05/20/35	2,427,678
65,798	Banc of America Funding 2005-F Trust Series 2005-F 1A1(a)	US0001M + 0.620%	5.3810	09/20/35	45,985
1,414,485	Banc of America Funding 2006-D Trust Series 2006-D 1A2(a)	US0001M + 0.560%	5.3210	05/20/36	434,891
480,785	Banc of America Mortgage 2007-1 Trust Series 2007-1 2IO(b)		6.0000	01/25/37	72,006
18,729,314	BANK 2017-BNK6 Series 2017-BNK6 XG(b),(c),(d)		1.5000	07/15/60	868,490
95,136	Bayview Commercial Asset Trust 2003-2 Series 2003-2 M2(a),(c)	US0001M + 3.225%	8.0700	12/25/33	93,989
332,560	Bayview Commercial Asset Trust 2005-2 Series 2005-2A M2(a),(c)	US0001M + 0.720%	5.5650	08/25/35	308,081
432,269	Bayview Commercial Asset Trust 2005-2 Series 2005-2A M4(a),(c)	US0001M + 0.915%	5.7600	08/25/35	400,115

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 99.4% (Continued)
88,290	Bayview Commercial Asset Trust 2005-2 Series 2005-2A M5(a),(c)	US0001M + 0.930%	5.7750	08/25/35	$81,526
88,290	Bayview Commercial Asset Trust 2005-2 Series 2005-2A M6(a),(c)	US0001M + 0.990%	5.8350	08/25/35	81,468
548,914	Bayview Commercial Asset Trust 2005-3 Series 2005-3A M1(a),(c)	US0001M + 0.660%	5.2850	11/25/35	495,821
37,806	Bayview Commercial Asset Trust 2005-3 Series 2005-3A M2(a),(c)	US0001M + 0.735%	5.3350	11/25/35	34,134
349,305	Bayview Commercial Asset Trust 2005-3 Series 2005-3A M3(a),(c)	US0001M + 0.765%	5.3550	11/25/35	314,728
42,189	Bayview Commercial Asset Trust 2005-3 Series 2005-3A M4(a),(c)	US0001M + 0.900%	5.4450	11/25/35	38,091
777,214	Bayview Commercial Asset Trust 2005-3 Series 2005-3A B1(a),(c)	US0001M + 1.650%	5.9450	11/25/35	716,965
288,152	Bayview Commercial Asset Trust 2005-4 Series 2005-4A M3(a),(c)	US0001M + 0.750%	5.5950	01/25/36	262,273
147,588	Bayview Commercial Asset Trust 2005-4 Series 2005-4A M4(a),(c)	US0001M + 0.915%	5.7600	01/25/36	134,631
19,972	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M1(a),(c)	US0001M + 0.570%	5.4150	04/25/36	17,939
21,102	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M2(a),(c)	US0001M + 0.600%	5.4450	04/25/36	18,816
10,289	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M4(a),(c)	US0001M + 0.780%	5.6250	04/25/36	9,171
9,986	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M5(a),(c)	US0001M + 0.840%	5.6850	04/25/36	8,891
135,971	Bayview Commercial Asset Trust 2006-2 Series 2006-2A M1(a),(c)	US0001M + 0.465%	5.3100	07/25/36	125,003
39,623	Bayview Commercial Asset Trust 2006-2 Series 2006-2A M3(a),(c)	US0001M + 0.525%	5.3700	07/25/36	36,248
848,197	Bayview Commercial Asset Trust 2006-4 Series 2006-4A M1(a),(c)	US0001M + 0.435%	5.2800	12/25/36	775,113
4,000,000	Bayview Commercial Asset Trust 2006-SP1 Series 2006-SP1 B2(a),(c),(i)	US0001M + 3.375%	8.2200	04/25/36	3,401,843
841,593	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M1(a),(c)	US0001M + 0.330%	5.3400	01/25/37	768,554
1,292,181	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M4(a),(c)	US0001M + 0.470%	5.5500	01/25/37	1,178,928
401,041	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M5(a),(c)	US0001M + 0.490%	5.5800	01/25/37	365,122
430,828	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M6(a),(c)	US0001M + 0.560%	5.6850	01/25/37	392,372
972,933	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 B1(a),(c)	US0001M + 1.200%	6.6450	01/25/37	1,571,563
298,256	Bayview Commercial Asset Trust 2007-1 Series 2007-1 M2(a),(c)	US0001M + 0.290%	5.2800	03/25/37	269,482
228,663	Bayview Commercial Asset Trust 2007-1 Series 2007-1 M3(a),(c)	US0001M + 0.320%	5.3250	03/25/37	205,015
1,167,420	Bayview Commercial Asset Trust 2007-2 Series 2007-2A A2(a),(c)	US0001M + 0.320%	5.1650	07/25/37	1,029,221
1,464,235	Bayview Commercial Asset Trust 2007-4 Series 2007-4A A2(a),(c)	US0001M + 0.550%	5.3950	09/25/37	1,992,126
11,568,732	Bayview Commercial Asset Trust 2007-5 Series 2007-5A A4(a),(c)	US0001M + 1.500%	6.3450	10/25/37	7,567,921
230,627	Bayview Financial Acquisition Trust Series 2006-D 1A4(e)		6.5960	12/28/36	240,536
2,430,000	Bayview Financial Mortgage Pass-Through Trust Series 2005-C B2(a)	US0001M + 2.025%	6.1810	06/28/44	2,143,853
4,756,909	Bayview Financial Mortgage Pass-Through Trust Series 2004-D B2(a)	US0001M + 5.250%	10.0810	08/28/44	4,895,646
568,051	BCAP, LLC 2008-RR3 Trust Series 2008-RR3 A1B(c),(d)		6.6940	10/25/36	198,285
1,703,699	BCAP, LLC 2009-RR4 Trust Series 2009-RR4 1A2(c),(d)		1.8080	06/26/37	482,593
272,042	BCMSC Trust 2001-A Series 2001-A M2(d)		8.2650	12/15/30	106,047
84,030	Bear Stearns ALT-A Trust Series 2004-7 1A1(d),(i)		2.6250	10/25/34	63,332
774,458	Bear Stearns ALT-A Trust 2003-5 Series 2003-5 M(d)		3.8760	12/25/33	695,656

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 99.4% (Continued)
276,858	Bear Stearns ALT-A Trust 2003-6 Series 2003-6 B1(d)		4.1050	01/25/34	$148,362
1,752,754	Bear Stearns ALT-A Trust 2005-10 Series 2005-10 11A1(a)	US0001M + 0.500%	5.3450	01/25/36	2,218,876
1,314,103	Bear Stearns ALT-A Trust 2005-3 Series 2005-3 1A1(d)		3.6000	04/25/35	1,120,717
228,380	Bear Stearns ALT-A Trust 2005-7 Series 2005-7 25A1(d)		3.7960	09/25/35	94,890
1,338,485	Bear Stearns ALT-A Trust 2006-4 Series 2006-4 23A4(d)		3.6770	08/25/36	899,191
399,436	Bear Stearns ALT-A Trust 2007-2 Series 2007-2 1A1(a)	US0001M + 0.340%	5.1850	04/25/37	336,674
111,857	Bear Stearns ARM Trust 2004-6 Series 2004-6 2A2(d)		3.5720	09/25/34	101,002
326,577	Bear Stearns ARM Trust 2005-12 Series 2005-12 23A1(d)		4.5950	02/25/36	285,312
74,962	Bear Stearns ARM Trust 2007-4 Series 2007-4 22A1(d)		3.6960	06/25/47	66,173
293,321	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M6(a)	US0001M + 2.850%	5.5150	06/25/34	259,767
112,763	Bear Stearns Asset Backed Securities I Trust Series 2004-HE6 M5(a)	US0001M + 4.125%	5.7410	08/25/34	91,375
182,516	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M6(a)	US0001M + 5.625%	10.4700	08/25/34	166,218
912,695	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M5(a)	US0001M + 2.850%	5.7080	09/25/34	788,406
542,598	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M4(a)	US0001M + 2.700%	5.7080	09/25/34	496,234
458,236	Bear Stearns Asset Backed Securities I Trust Series 2004-HE8 M3(a)	US0001M + 2.100%	6.9450	09/25/34	432,767
618,958	Bear Stearns Asset Backed Securities I Trust Series 2004-HE8 M4(a)	US0001M + 2.625%	7.4700	09/25/34	616,843
33,038	Bear Stearns Asset Backed Securities I Trust Series 2004-AC5 A2(a)	US0001M + 0.400%	5.2450	10/25/34	28,669
708,000	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9B(a)	US0001M + 6.000%	10.8450	10/25/34	700,616
376,471	Bear Stearns Asset Backed Securities I Trust Series 2004-HE9 M4(a)	US0001M + 2.625%	5.7430	11/25/34	342,721
189,755	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M5(a)	US0001M + 2.700%	6.0810	12/25/34	196,184
858,135	Bear Stearns Asset Backed Securities I Trust Series 2006-HE10 23A(a)	US0001M + 0.140%	4.9850	12/25/36	1,533,053
54,195	Bear Stearns Asset Backed Securities Trust Series 1999-2 AF2(e)		7.9100	10/25/29	53,748
183,888	Bear Stearns Asset Backed Securities Trust Series 1999-2 MF1(e)		8.2200	10/25/29	248,535
226,027	Bear Stearns Asset Backed Securities Trust Series 2003-AC4 M1(e)		5.6580	09/25/33	186,942
53,590	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 B(a)	US0001M + 4.875%	9.7200	10/25/33	62,581
47,124	Bear Stearns Asset Backed Securities Trust Series 2003-AC6 M2(a)	US0001M + 2.650%	7.4950	11/25/33	34,293
73,148	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M5(a)	US0001M + 3.375%	6.0630	01/25/34	77,320
86,246	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M4(a)	US0001M + 2.850%	6.0630	01/25/34	79,193
112,358	Bear Stearns Asset Backed Securities Trust Series 2004-HE1 M6(a)	US0001M + 6.000%	6.2190	02/25/34	116,555
514,705	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M6(a)	US0001M + 4.875%	5.8490	03/25/34	534,884
9,927	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M4(a)	US0001M + 2.625%	5.8490	03/25/34	10,392
80,288	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M2(a)	US0001M + 1.875%	6.7200	07/25/34	77,033
51,739	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M6(a)	US0001M + 5.625%	10.4700	07/25/34	46,388
37,632	Bear Stearns Asset Backed Securities Trust Series 2004-SD1 M3(e)		6.0000	12/25/42	10,535
1,016,463	Bear Stearns Asset Backed Securities Trust Series 2005-SD2 2B(a)	US0001M + 3.750%	8.5950	12/25/44	1,031,284

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 99.4% (Continued)
77,942	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A2A		6.0000	09/25/46	$68,026
2,987,000	Bear Stearns Asset Backed Securities Trust 2006-2 Series 2006-2 M7(a)	US0001M + 3.750%	8.5950	07/25/36	2,867,141
1,595,986	Bear Stearns Mortgage Funding Trust 2006-AR1 Series 2006-AR1 2A2(a)	US0001M + 0.520%	5.3650	08/25/36	1,924,694
328,601	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A1(a)	US0001M + 0.160%	5.0050	12/25/46	274,492
2,751,782	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A2(a)	US0001M + 0.210%	5.0550	12/25/46	3,082,893
2,570,757	Bear Stearns Mortgage Funding Trust 2007-AR1 Series 2007-AR1 1A2(a)	US0001M + 0.210%	5.0550	01/25/37	2,449,912
151,454	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 1A1(a)	US0001M + 0.140%	4.9850	03/25/37	125,003
1,987,147	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 1A2(a)	US0001M + 0.180%	5.0250	03/25/37	1,986,824
1,763,753	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 21A2(a)	US0001M + 0.190%	5.2250	04/25/37	1,730,509
23,317	Bear Stearns Mortgage Funding Trust 2007-SL1 Series 2007-SL1 1A(a)	US0001M + 0.320%	5.1650	03/25/37	23,498
5,221,894	Carrington Mortgage Loan Trust Series 2005-FRE1 Series 2005-FRE1 M4(a)	US0001M + 0.930%	5.7750	12/25/35	3,369,679
1,262,364	Carrington Mortgage Loan Trust Series 2005-NC1 Series 2005-NC1 M4(a)	US0001M + 1.170%	6.0150	02/25/35	1,078,939
780,231	CBA Commercial Small Balance Commercial Mortgage Series 2006-2A A(c),(e)		6.0400	01/25/39	725,520
553,486	C-BASS 2007-CB1 TRUST Series 2007-CB1 AF1A(a)	US0001M + 0.070%	3.3530	01/25/37	170,714
820,633	C-BASS 2007-CB1 TRUST Series 2007-CB1 AF2(e)		5.7210	01/25/37	252,194
2,247,378	C-BASS 2007-CB1 TRUST Series 2007-CB1 AF6(e)		5.8350	01/25/37	690,441
792,273	CDC Mortgage Capital Trust 2003-HE2 Series 2003-HE2 M2(a)	US0001M + 2.850%	7.6950	10/25/33	768,885
713,946	CDC Mortgage Capital Trust 2004-HE1 Series 2004-HE1 M1(a)	US0001M + 0.855%	5.7000	06/25/34	1,010,188
581,470	CDC Mortgage Capital Trust 2004-HE1 Series 2004-HE1 M2(a)	US0001M + 1.800%	6.6450	06/25/34	579,168
360,423	CDC Mortgage Capital Trust 2004-HE3 Series 2004-HE3 M2(a)	US0001M + 1.800%	6.6450	11/25/34	336,081
289,753	Centex Home Equity Loan Trust 2001-b Series 2001-B A5(e)		7.3300	07/25/32	234,503
48,684	Centex Home Equity Loan Trust 2003-A Series 2003-A M2(a)	US0001M + 1.730%	6.5750	03/25/33	44,826
658,373	Centex Home Equity Loan Trust 2004-B Series 2004-B M5(a)	US0001M + 1.575%	6.4200	03/25/34	596,674
136,254	Centex Home Equity Loan Trust 2004-D Series 2004-D MV2(a)	US0001M + 1.035%	5.8800	09/25/34	139,029
2,500,000	CFCRE Commercial Mortgage Trust 2016-C6 Series 2016-C6 D(c),(d)		4.1900	11/10/49	1,860,063
3,050,000	CFCRE Commercial Mortgage Trust 2016-C7 Series 2016-C7 D(c),(d)		4.3850	12/10/54	2,138,285
183,539	Chase Funding Trust Series 2003-1 Series 2003-1 2A2(a)	US0001M + 0.660%	5.5050	11/25/32	180,236
109,858	Chase Funding Trust Series 2003-3 Series 2003-3 1M2		4.8850	05/25/32	74,758
408,112	Chase Mortgage Finance Trust Series 2005-S3 Series 2005-S3 A10		5.5000	11/25/35	308,994
23,868	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 5A2(d)		3.7260	02/25/37	21,009
44,619	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 7A1(d)		3.7890	02/25/37	43,547
590,348	ChaseFlex Trust Multi-Class Mortgage Pass-Through Series 2007-M1 2AV2(a)	US0001M + 0.230%	4.4160	08/25/37	494,421
711,373	Chevy Chase Funding, LLC Mortgage-Backed Series 2003-4A B1(c),(d)		5.0900	10/25/34	633,253
40,683	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-2A A2(a),(c)	US0001M + 0.320%	5.1650	05/25/35	37,854

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 99.4% (Continued)
565,827	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-4A B1(c),(d)		4.0940	10/25/35	$414,104
454,577	Chevy Chase Funding, LLC Mortgage-Backed Series 2007-2A A2(a),(c)	US0001M + 0.180%	5.0250	05/25/48	278,630
484,506	CHL Mortgage Pass-Through Trust 2003-48 Series 2003-48 B1(d)		4.2240	10/25/33	23,250
279,699	CHL Mortgage Pass-Through Trust 2003-58 Series 2003-58 M(d)		4.2850	02/19/34	250,630
29,715	CHL Mortgage Pass-Through Trust 2004-25 Series 2004-25 1A2(a)	US0001M + 0.780%	5.6250	02/25/35	22,583
5,348,952	CHL Mortgage Pass-Through Trust 2004-29 Series 2004-29 2X(b),(d),(i)		0.0001	02/25/35	13,992
45,504	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 3A3(d)		3.2970	04/25/35	33,469
21,556	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A1(a)	US0001M + 0.270%	5.1150	04/25/35	19,110
249,238	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A2(a)	US0001M + 0.320%	5.1650	04/25/35	134,901
245,455	CHL Mortgage Pass-Through Trust 2005-14 Series 2005-14 A3		5.5000	07/25/35	103,541
304,667	CHL Mortgage Pass-Through Trust 2005-2 Series 2005-2 2A3(a)	US0001M + 0.680%	5.5250	03/25/35	264,569
79,482	CHL Mortgage Pass-Through Trust 2006-HYB3 Series 2006-HYB3 2A1A(d)		3.5560	05/20/36	70,007
105,150	CHL Mortgage Pass-Through Trust 2007-HYB2 Series 2007-HYB2 3A1(d)		3.5210	02/25/47	88,227
258,967	CHL Mortgage Pass-Through Trust 2007-J3 Series 2007-J3 A9		6.0000	07/25/37	121,822
3,002,623	CIT Home Equity Loan Trust 2002-2 Series 2002-2 MF1(e)		6.4900	02/25/31	2,892,325
65,924	Citicorp Mortgage Securities Trust Series 2006-4 Series 2006-4 1A12		6.0000	08/25/36	43,518
34,556	Citicorp Mortgage Securities Trust Series 2007-7 Series 2007-7 APO(f)		0.0001	08/25/37	25,045
4,220,967	Citicorp Residential Mortgage Trust Series 2006-1 Series 2006-1 M3(e)		4.6560	07/25/36	2,793,959
1,353,487	Citicorp Residential Mortgage Trust Series 2006-2 Series 2006-2 M3(e)		5.9960	09/25/36	576,112
3,500,000	Citigroup Commercial Mortgage Trust 2014-GC21 Series 2014-GC21 E(c),(d)		3.5880	05/10/47	2,126,316
19,009,864	Citigroup Commercial Mortgage Trust 2015-GC27 Series 2015-GC27 XH(b),(c),(d)		1.4250	02/10/48	378,057
3,150,000	Citigroup Commercial Mortgage Trust 2015-GC35 Series 2015-GC35 D		3.2360	11/10/48	1,928,476
147,303	Citigroup Global Markets Mortgage Securities VII, Series 1997-LB6 B2		7.0000	12/25/27	83,643
192,127	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(a)	US0001M + 1.350%	6.1950	01/25/32	195,702
40,570	Citigroup Mortgage Loan Trust 2004-HYB2 Series 2004-HYB2 1A(d)		4.4290	03/25/34	37,056
149,490	Citigroup Mortgage Loan Trust 2005-3 Series 2005-3 2A2B(d)		3.9060	08/25/35	121,106
70,560	Citigroup Mortgage Loan Trust 2006-AR1 Series 2006-AR1 2A1(a)	H15T1Y + 2.400%	6.3800	03/25/36	63,208
68,750	Citigroup Mortgage Loan Trust 2007-10 Series 2007-10 22AA(d)		3.8900	09/25/37	58,843
229,610	Citigroup Mortgage Loan Trust 2007-AHL3 Series 2007-AHL3 A1(a),(c)	US0001M + 0.170%	5.0150	05/25/37	194,172
79,340	Citigroup Mortgage Loan Trust 2007-AMC2 Series 2007-AMC2 A3A(a)	US0001M + 0.080%	4.9250	01/25/37	57,697
42,111	Citigroup Mortgage Loan Trust 2007-AR8 Series 2007-AR8 2A1A(d)		3.6050	07/25/37	36,114
331,238	Citigroup Mortgage Loan Trust 2007-OPX1 Series 2007-OPX1 A4B(e)		6.3330	01/25/37	134,093
41,356	Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB1 A31(d)		4.1830	02/25/34	41,168
148,489	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 M5(a)	US0001M + 1.095%	5.9400	02/25/35	149,073
1,322,377	Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 MV6(a)	US0001M + 1.875%	6.7200	08/25/35	1,396,275

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 99.4% (Continued)
4,296,460	Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4 M5(a)	US0001M + 0.975%	5.8200	10/25/35	$2,553,448
470,217	Citigroup Mortgage Loan Trust, Inc. Series 2005-9 1A1(a)	US0001M + 0.260%	5.1050	11/25/35	378,498
65,087	CitiMortgage Alternative Loan Trust Series 2007-A1 Series 2007-A1 1A1		6.0000	01/25/37	58,321
1,152,370	CitiMortgage Alternative Loan Trust Series 2007-A4 Series 2007-A4 1A7		5.7500	04/25/37	1,045,409
3,082,800	CitiMortgage Alternative Loan Trust Series 2007-A6 Series 2007-A6 1A2(a),(b)	US0001M + 5.400%	0.5550	06/25/37	159,907
918,000	COMM 2013-CCRE7 Mortgage Trust Series 2013-CR7 E(c),(d)		4.3820	03/10/46	831,077
1,300,000	COMM 2014-LC17 Mortgage Trust Series 2014-LC17 E(c)		3.1140	10/10/47	1,015,171
1,852,005	Conseco Finance Corporation Series 1996-8 B1(d)		7.9500	11/15/26	1,758,301
142,750	Conseco Finance Corporation Series 1997-2 M1(d)		7.5400	06/15/28	140,229
2,841,347	Conseco Finance Corporation Series 1999-1 M1(d)		6.5600	11/01/28	2,590,305
2,580,990	Conseco Finance Corporation Series 1998-4 M1(d)		6.8300	04/01/30	2,333,593
253,406	Conseco Finance Corporation/Old Series 2002-A B1(a)	US0001M + 5.250%	9.9340	04/15/32	254,811
258,170	Conseco Finance Home Equity Loan Trust 2002-B Series 2002-B B1(a)	US0001M + 5.250%	9.9340	05/15/33	259,203
911,359	Conseco Finance Securitizations Corporation Series 2001-2 M1(d)		7.6900	03/01/31	789,466
3,000,000	Conseco Finance Securitizations Corporation Series 2002-1 M2(d)		9.5460	12/01/33	2,756,885
897,598	Conseco Finance Securitizations Corporation Series 2002-1 B1(d)		9.7740	12/01/33	38,963
1,084,194	Countrywide Asset-Backed Certificates Series 2002-BC3 M1(a)	US0001M + 0.900%	5.7450	05/25/32	1,039,422
525,220	Countrywide Asset-Backed Certificates Series 2002-4 M2(a)	US0001M + 2.250%	7.0950	11/25/32	504,311
163,696	Countrywide Asset-Backed Certificates Series 2003-BC5 M4(a)	US0001M + 2.550%	7.3950	04/25/33	161,232
543,629	Countrywide Asset-Backed Certificates Series 2003-4 M1(a)	US0001M + 1.020%	5.8650	09/25/33	481,659
200,272	Countrywide Asset-Backed Certificates Series 2004-BC3 M5(a)	US0001M + 1.875%	6.7200	04/25/34	181,053
506,367	Countrywide Asset-Backed Certificates Series 2004-8 M4(a)	US0001M + 1.875%	6.7200	10/25/34	441,151
1,133,380	Countrywide Asset-Backed Certificates Series 2004-SD4 M3(a)	US0001M + 4.200%	9.0450	12/25/34	1,162,944
113,780	Countrywide Asset-Backed Certificates Series 2005-IM3 A3(a)	US0001M + 0.500%	5.3450	03/25/36	113,143
3,135,166	Countrywide Asset-Backed Certificates Series 2006-BC1 M4(a)	US0001M + 0.975%	5.8200	04/25/36	2,431,788
1,829,010	Countrywide Asset-Backed Certificates Series 2006-1 MV2(a)	US0001M + 0.615%	4.2040	07/25/36	1,637,336
375,726	Countrywide Asset-Backed Certificates Series 2006-12 1A(a)	US0001M + 0.260%	5.1050	12/25/36	278,034
115,830	Countrywide Asset-Backed Certificates Series 2006-23 1A(a)	US0001M + 0.140%	4.9850	05/25/37	105,966
234,915	Countrywide Asset-Backed Certificates Series 2006-21 M1(a)	US0001M + 0.230%	5.0750	05/25/37	182,129
850,703	Countrywide Asset-Backed Certificates Series 2007-SD1 A1(a),(c)	US0001M + 0.900%	5.7450	03/25/47	699,944
264,542	Credit Suisse First Boston Mortgage Securities Series 2002-AR21 CB1(d)		3.8880	06/25/32	252,037
78,867	Credit Suisse First Boston Mortgage Securities Series 2002-HE16 M2(a)	US0001M + 2.000%	6.8450	10/25/32	76,476
1,105,782	Credit Suisse First Boston Mortgage Securities Series 2003-1 DB2(d)		6.6560	02/25/33	840,412
90,348	Credit Suisse First Boston Mortgage Securities Series 2003-AR9 CB1(d)		3.4200	03/25/33	84,673
720,781	Credit Suisse First Boston Mortgage Securities Series 2004-AR1 6M2(a)	US0001M + 2.100%	6.9450	02/25/34	710,482

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 99.4% (Continued)
114,483	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B3(a)	US0001M + 3.250%	4.1470	04/25/34	$100,480
1,037,982	Credit Suisse First Boston Mortgage Securities Series 2004-AR7 CB1(a)	US0001M + 1.150%	5.9950	11/25/34	827,769
568,329	Credit Suisse First Boston Mortgage Securities Series 2005-1 1A4		5.5000	02/25/35	516,745
928,113	Credit-Based Asset Servicing and Securitization, Series 2002-CB2 M2(a)	US0001M + 1.950%	6.7950	04/25/32	907,527
573,151	Credit-Based Asset Servicing and Securitization, Series 2002-CB5 M2(a)	US0001M + 3.000%	4.6770	05/25/32	581,035
75,616	Credit-Based Asset Servicing and Securitization, Series 2003-CB1 M1(a)	US0001M + 1.425%	5.4460	01/25/33	73,782
221,578	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B4(a),(c)	US0001M + 3.750%	3.7690	03/25/34	230,269
145,075	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B3(a)	US0001M + 4.875%	3.7690	03/25/34	204,630
108,178	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B2(a)	US0001M + 3.000%	3.7690	03/25/34	109,366
89,763	Credit-Based Asset Servicing and Securitization, Series 2004-CB6 B1(a)	US0001M + 2.700%	4.9280	07/25/35	72,191
24,533	Credit-Based Asset Servicing and Securitization, Series 2004-CB8 M1(a)	US0001M + 0.795%	3.8870	12/25/35	23,548
1,004,756	Credit-Based Asset Servicing and Securitization, Series 2006-RP2 M1(a),(c)	US0001M + 1.050%	5.8950	07/25/36	976,715
445,000	Credit-Based Asset Servicing and Securitization, Series 2007-CB4 A2C(e)		6.1140	04/25/37	283,500
1,000,000	Csail 2015-C2 Commercial Mortgage Trust Series 2015-C2 D(d)		4.1770	06/15/57	599,508
556,623	CSFB Mortgage-Backed Trust Series 2004-7 Series 2004-7 DB1(d)		5.9890	11/25/34	294,582
2,651,473	CWABS Asset-Backed Certificates Trust 2005-1 Series 2005-1 MF3(d)		4.6300	07/25/35	2,331,652
132,574	CWABS Asset-Backed Certificates Trust 2005-1 Series 2005-1 MF4(d)		4.6300	07/25/35	95,736
1,883,000	CWABS Asset-Backed Certificates Trust 2005-4 Series 2005-4 MF3(d)		5.2360	07/25/35	1,476,578
1,499,217	CWABS Inc Asset-Backed Certificates Trust 2004-4 Series 2004-4 B(a)	US0001M + 4.500%	9.3450	08/25/33	1,555,063
21,270	CWABS Inc Asset-Backed Certificates Trust 2004-5 Series 2004-5 M1(a)	US0001M + 0.855%	5.7000	08/25/34	20,963
639,036	CWHEQ Revolving Home Equity Loan Trust Series Series 2005-B 2A(a),(c)	US0001M + 0.180%	4.8640	05/15/35	628,906
130,988	Delta Funding Home Equity Loan Trust 1999-3 Series 1999-3 M1(e)		8.1000	01/15/30	86,630
79,955	Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-5 1A3(d)		5.5000	11/25/35	114,488
682,113	Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR5 23A		6.0000	10/25/23	491,828
1,116,841	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5 A3(a)	US0001M + 0.400%	5.2450	08/25/47	811,269
2,295,502	Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1 Series 2004-1 3M1(e)		5.1700	12/25/33	1,939,443
954,447	Deutsche Mortgage Securities Inc REMIC Trust Series 2008-RS1 4A2(a),(c)	US0001M + 0.250%	5.1090	05/28/37	374,793
12,976	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B2(a)	US0001M + 1.650%	6.4110	08/25/35	11,042
265,916	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B3(a)	US0001M + 1.875%	6.6360	07/19/44	140,839
3,240,838	DSLA Mortgage Loan Trust 2007-AR1 Series 2007-AR1 2A1B(a)	US0001M + 0.180%	4.9410	04/19/47	3,289,303
906,597	EMC Mortgage Loan Trust 2002-A Series 2002-AA M2(a),(c)	US0001M + 2.550%	7.3950	05/25/39	903,485
2,919,258	Equifirst Loan Securitization Trust 2007-1 Series 2007-1 M1(a)	US0001M + 0.280%	5.1250	04/25/37	4,063,286
440,787	EquiFirst Mortgage Loan Trust 2004-3 Series 2004-3 M9(a)	US0001M + 3.900%	8.7450	12/25/34	416,246
457,005	Equity One Mortgage Pass-Through Trust 2004-3 Series 2004-3 M3(e)		3.9490	07/25/34	360,748
128,783	Fannie Mae REMIC Trust 2003-W1 Series 2003-W1 M(d)		2.4720	12/25/42	101,752

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 99.4% (Continued)
432,100	Finance America Mortgage Loan Trust 2004-1 Series 2004-1 M6(a)	US0001M + 2.175%	7.0200	06/25/34	$363,179
214,283	Finance America Mortgage Loan Trust 2004-2 Series 2004-2 M2(a)	US0001M + 0.900%	5.7450	08/25/34	195,407
640,958	First Franklin Mortgage Loan Trust 2002-FF4 Series 2002-FF4 M1(a)	US0001M + 1.575%	6.4200	02/25/33	545,590
274,372	First Franklin Mortgage Loan Trust 2003-FF4 Series 2003-FF4 M2(a)	US0001M + 2.475%	7.3200	10/25/33	230,223
880,904	First Franklin Mortgage Loan Trust 2003-FFH1 Series 2003-FFH1 M2(a)	US0001M + 2.625%	7.4700	09/25/33	752,921
2,831,917	First Franklin Mortgage Loan Trust 2003-FFH2 Series 2003-FFH2 M2(a)	US0001M + 2.370%	7.2150	02/25/34	2,715,790
2,604,748	First Franklin Mortgage Loan Trust 2004-FF10 Series 2004-FF10 M2(a)	US0001M + 2.325%	7.1700	05/25/34	1,965,078
368,593	First Franklin Mortgage Loan Trust 2004-FF5 Series 2004-FF5 M6(a)	US0001M + 2.400%	7.2450	08/25/34	332,378
1,015,960	First Franklin Mortgage Loan Trust 2004-FF7 Series 2004-FF7 B(e)		5.5000	09/25/34	943,944
1,148,388	First Franklin Mortgage Loan Trust 2004-FF7 Series 2004-FF7 M5(a)	US0001M + 2.175%	7.0200	09/25/34	1,159,603
913,553	First Franklin Mortgage Loan Trust 2004-FFH4 Series 2004-FFH4 M8(a)	US0001M + 2.700%	7.5450	01/25/35	760,720
5,042,271	First Franklin Mortgage Loan Trust 2005-FF9 Series 2005-FF9 M1(a) (h)	US0001M + 0.810%	5.6550	10/25/35	5,237,483
4,626,518	First Franklin Mortgage Loan Trust 2006-FF10 Series 2006-FF10 M1(a)	US0001M + 0.270%	5.1150	07/25/36	5,893,105
4,331,560	First Franklin Mortgage Loan Trust 2006-FF11 Series 2006-FF11 M1(a)	US0001M + 0.375%	5.2200	08/25/36	3,767,209
4,062,422	First NLC Trust 2005-1 Series 2005-1 M2(a)	US0001M + 0.645%	1.7370	05/25/35	3,114,134
54,487	Fremont Home Loan Trust 2004-B Series 2004-B M6(a)	US0001M + 2.325%	7.1700	05/25/34	50,931
325	Fremont Home Loan Trust 2004-C Series 2004-C M3(a)	US0001M + 1.725%	6.5700	08/25/34	340
318,556	GE Capital Mortgage Funding Corp 1999-HE3 Trust Series 1999-HE3 M(d)		7.7750	10/25/29	310,119
71,657	GE Capital Mortgage Services Inc 1999-HE2 Trust Series 1999-HE2 B1(d)		7.9050	07/25/29	37,626
1,270,919	Global Mortgage Securitization Ltd. Series 2005-A B1(c)		5.2500	04/25/32	1,158,671
1,549,199	GMACM Mortgage Loan Trust 2004-GH1 Series 2004-GH1 M2(e)		5.5000	07/25/35	1,373,344
8,486	GreenPoint Mortgage Funding Trust 2006-AR3 Series 2006-AR3 3A1(a)	US0001M + 0.460%	5.3050	04/25/36	9,814
4,940,374	GreenPoint Mortgage Funding Trust Series 2006-AR6 Series 2006-AR6 A3A(a)	US0001M + 0.220%	5.2850	10/25/46	4,561,277
1,560,746	GreenPoint Mortgage Funding Trust Series 2006-AR6 Series 2006-AR6 A4(a)	US0001M + 0.340%	5.5250	10/25/46	1,053,381
1,779	GreenPoint Mortgage Funding Trust Series 2006-AR8(a),(i)	ICE LIBOR USD 1 Month + 0.210%	5.2650	01/25/47	445
339,007	GreenPoint Mortgage Loan Trust 2004-1 Series 2004-1 A(a)	US0001M + 1.150%	5.9950	10/25/34	266,024
1,250,000	GS Mortgage Securities Corp Trust 2018-3PCK Series 2018-3PCK D(a),(c)	US0001M + 4.000%	9.1840	09/15/31	1,147,291
6,389,686	GS Mortgage Securities Corporation II Series 2018-SRP5 A(a),(c)	US0001M + 1.550%	6.4840	09/15/31	5,335,385
1,201,242	GS Mortgage Securities Trust 2007-GG10 Series 2007-GG10 AJ(d)		5.5960	08/10/45	300,310
3,500,000	GS Mortgage Securities Trust 2014-GC22 Series 2014-GC22 D(c),(d)		4.6870	06/10/47	2,821,427
3,790,000	GS Mortgage Securities Trust 2014-GC26 Series 2014-GC26 D(c),(d)		4.5240	11/10/47	2,300,594
3,000,000	GS Mortgage Securities Trust 2016-GS4 Series 2016-GS4 D(c),(d)		3.2330	11/10/49	2,007,159
7,105	GSAA Home Equity Trust 2005-2 Series 2005-2 B2(a)	US0001M + 2.175%	7.0200	12/25/34	16,209
52,719	GSAA Home Equity Trust 2006-3 Series 2006-3 A1(a)	US0001M + 0.160%	5.0050	03/25/36	18,800
166,297	GSAMP Trust 2004-OPT Series 2004-OPT B2(a)	US0001M + 2.550%	3.7720	11/25/34	127,964

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 99.4% (Continued)
89,597	GSAMP Trust 2004-WF Series 2004-WF B1(a)	US0001M + 2.475%	7.3200	10/25/34	$87,462
1,665,048	GSAMP Trust 2006-NC1 Series 2006-NC1 M2(a)	US0001M + 0.570%	5.4150	02/25/36	1,530,146
2,000,000	GSAMP Trust 2007-SEA1 Series 2007-SEA1 M1(c),(e)		5.5000	12/25/36	1,753,285
1,410,387	GSMPS Mortgage Loan Trust 2003-3 Series 2003-3 B1(c),(d)		7.0430	06/25/43	154,175
134,605	GSMPS Mortgage Loan Trust 2006-RP1 Series 2006-RP1 1AF2(a),(c)	US0001M + 0.350%	5.1950	01/25/36	109,338
207,968	GSR Mortgage Loan Trust 2003-1 Series 2003-1 A11(a)	H15T1Y + 1.750%	6.7800	03/25/33	184,225
155,788	GSR Mortgage Loan Trust 2003-2F Series 2003-2F 2A5		4.7500	03/25/32	147,788
13,768	GSR Mortgage Loan Trust 2004-7 Series 2004-7 1A2(d)		3.0280	06/25/34	13,008
2,043,994	GSR Mortgage Loan Trust 2006-4F Series 2006-4F 4A1(a)	US0001M + 0.350%	5.1950	05/25/36	348,014
1,045,260	GSR Mortgage Loan Trust 2006-9F Series 2006-9F 6A1(a)	US0001M + 0.350%	5.1950	10/25/36	103,240
18,847	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 1B2(a)	US0001M + 0.780%	5.6250	12/25/35	7,214
105,209	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 2A1(d)		3.4650	04/25/36	71,118
1,210,322	GSR Mortgage Loan Trust 2006-OA1 Series 2006-OA1 2A2(a)	US0001M + 0.520%	5.3650	08/25/46	325,477
469,682	HarborView Mortgage Loan Trust 2005-12 Series 2005-12 1A1A(a)	12MTA + 2.000%	5.1380	10/19/35	261,610
3,506,218	HarborView Mortgage Loan Trust 2005-13 Series 2005-13 2A11(a)	US0001M + 0.560%	5.3210	02/19/36	1,807,279
125,148	HarborView Mortgage Loan Trust 2005-6 Series 2005-6 A1B(a)	US0006M + 0.760%	5.9120	07/19/45	98,826
1,394,980	HarborView Mortgage Loan Trust 2005-6 Series 2005-6 B1(a)	US0006M + 0.825%	5.9770	07/19/45	1,043,066
15,898,905	HarborView Mortgage Loan Trust 2005-8 Series 2005-8 1X(b),(d)		0.0001	09/19/35	159
11,662,533	HarborView Mortgage Loan Trust 2006-1 Series 2006-1 X1(b),(d)		0.0001	03/19/36	117
4,110,241	HarborView Mortgage Loan Trust 2006-10 Series 2006-10 2A1B(a)	US0001M + 0.240%	4.8380	11/19/36	3,582,561
1,417,158	HarborView Mortgage Loan Trust 2006-12 Series 2006-12 2A13(a)	US0001M + 0.240%	5.2410	12/19/36	1,277,832
1,028,054	HarborView Mortgage Loan Trust 2006-14 Series 2006-14 2A1B(a)	US0001M + 0.200%	5.1610	02/19/37	1,668,822
115,812	HarborView Mortgage Loan Trust 2006-7 Series 2006-7 2A1A(a)	US0001M + 0.400%	5.1610	09/19/46	103,527
2,144,391	HarborView Mortgage Loan Trust 2007-1 Series 2007-1 2A1B(a)	US0001M + 0.360%	5.1210	03/19/37	2,816,312
1,765,550	HarborView Mortgage Loan Trust 2007-3 Series 2007-3 2A1B(a)	US0001M + 0.230%	5.2210	05/19/47	1,457,428
4,529,480	HarborView Mortgage Loan Trust 2007-7 Series 2007-7 2A1B(a)	US0001M + 1.000%	5.8450	10/25/37	3,737,581
8,113,000	HMH Trust Series 2017-NSS E(c)		6.2920	07/05/31	5,395,851
850,000	HMH Trust 2017-NSS Series 2017-NSS A(c)		3.0620	07/05/31	802,472
4,000,000	HMH Trust 2017-NSS Series 2017-NSS F(c)		8.4800	07/05/31	1,660,348
233,024	Home Equity Asset Trust Series 2002-4 M2(a)	US0001M + 2.550%	7.3950	03/25/33	217,558
135,035	Home Equity Asset Trust Series 2003-8 M3(a)	US0001M + 2.350%	7.1950	04/25/34	128,517
296,287	Home Equity Asset Trust Series 2003-8 B1(a)	US0001M + 2.500%	7.3450	04/25/34	278,099
220,286	Home Equity Asset Trust Series 2004-3 B1(a)	US0001M + 2.600%	7.4450	08/25/34	592,168
770,660	Home Equity Asset Trust Series 2004-8 M4(a)	US0001M + 1.500%	6.3450	03/25/35	713,481
182,592	Home Equity Asset Trust 2002-2 Series 2002-2 M2(a)	US0001M + 1.850%	6.4670	06/25/32	164,707

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 99.4% (Continued)
215,407	Home Equity Asset Trust 2004-6 Series 2004-6 M5(a)	US0001M + 1.650%	6.4950	12/25/34	$207,331
1,142,802	Home Equity Asset Trust 2005-4 Series 2005-4 M7(a)	US0001M + 1.680%	4.8330	10/25/35	1,100,118
9,157,556	Home Equity Loan Trust Series 2007-FRE1 M1(a)	US0001M + 0.500%	5.3450	04/25/37	9,110,812
464,454	Home Equity Mortgage Loan Asset-Backed Trust Series 2001-C M2(a)	US0001M + 2.175%	7.0200	12/25/32	469,302
105,693	Home Equity Mortgage Loan Asset-Backed Trust Series 2003-A MF1(e)		5.0100	04/25/33	153,163
293,558	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M6(a)	US0001M + 1.875%	4.6520	03/25/35	238,169
344,441	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M5(a)	US0001M + 1.575%	4.6520	03/25/35	283,788
156,564	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M4(a)	US0001M + 1.425%	4.6520	03/25/35	130,706
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series 2005-D M1(a)	US0001M + 0.660%	5.5050	03/25/36	125,409
163,786	Home Equity Mortgage Loan Asset-Backed Trust Series 2006-E 2A2(a)	US0001M + 0.120%	4.9650	04/25/37	112,826
94,975	HomeBanc Mortgage Trust 2004-2 Series 2004-2 M1(a)	US0001M + 0.975%	5.8200	12/25/34	86,725
361,783	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B1(a)	US0001M + 1.875%	2.1580	03/25/35	238,581
47,215	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B2(a)	US0001M + 1.950%	2.1580	03/25/35	30,995
5,026,840	HSI Asset Securitization Corp Trust 2007-WF1 Series 2007-WF1 M2(a) (h)	US0001M + 0.270%	5.2500	05/25/37	5,000,195
1,846,000	Hudsons Bay Simon JV Trust 2015-HBS Series 2015-HB10 A10(c)		4.1540	08/05/34	1,594,668
745,447	Hudsons Bay Simon JV Trust 2015-HBS Series 2015-HBFL BFL(a),(c)	US0001M + 2.400%	7.1010	08/05/34	686,849
453,975	IMC Home Equity Loan Trust 1998-1 Series 1998-1 M1(e)		7.5300	06/20/29	418,469
808	IMC Home Equity Loan Trust 1998-5 Series 1998-5 A6(e)		6.5600	03/15/37	791
364,289	Impac CMB Trust Series 2004-11 Series 2004-11 2A2(a)	US0001M + 0.740%	5.5850	03/25/35	333,522
34,383	Impac CMB Trust Series 2004-4 Series 2004-4 1M6(a)	US0001M + 2.250%	7.0950	09/25/34	33,652
238,897	Impac CMB Trust Series 2005-2 Series 2005-2 1M1(a)	US0001M + 0.645%	5.4900	04/25/35	215,350
408,457	Impac CMB Trust Series 2005-2 Series 2005-2 1M3(a)	US0001M + 0.765%	5.6100	04/25/35	363,620
72,128	Impac CMB Trust Series 2005-2 Series 2005-2 2M2(a)	US0001M + 1.125%	5.9700	04/25/35	63,546
48,085	Impac CMB Trust Series 2005-2 Series 2005-2 2B(a)	US0001M + 2.475%	7.3200	04/25/35	44,888
3,460	Impac CMB Trust Series 2005-6 Series 2005-6 2B2(a)	US0001M + 3.375%	8.2200	10/25/35	3,341
223,313	Impac Secured Assets CMN Owner Trust Series 2002-2 M1		6.5000	04/25/33	132,774
900,165	Impac Secured Assets CMN Owner Trust Series 2004-1 M2(e)		5.5370	03/25/34	764,268
1,551,270	IndyMac IMJA Mortgage Loan Trust 2007-A1 Series 2007-A1 A4		6.0000	08/25/37	660,997
1,471,799	IndyMac IMJA Mortgage Loan Trust 2007-A3 Series 2007-A3 A1		6.2500	11/25/37	700,729
4,508,595	IndyMac IMSC Mortgage Loan Trust 2007-HOA1 Series 2007-HOA1 A22(a)	US0001M + 0.180%	5.2050	07/25/47	3,192,777
78,888	IndyMac INDA Mortgage Loan Trust 2006-AR3 Series 2006-AR3 1A1(d)		3.6870	12/25/36	65,237
973,636	IndyMac INDX Mortgage Loan Trust 2004-AR13 Series 2004-AR13 B1(d)		3.3930	01/25/35	738,427
1,403,959	IndyMac INDX Mortgage Loan Trust 2004-AR14 Series 2004-AR14 2A1A(a)	US0001M + 0.720%	5.5650	01/25/35	1,044,320
96,733	IndyMac INDX Mortgage Loan Trust 2004-AR5 Series 2004-AR5 2A1B(a)	US0001M + 0.800%	5.6450	08/25/34	78,803
851,440	IndyMac INDX Mortgage Loan Trust 2004-AR6 Series 2004-AR6 2A(d)		4.1420	10/25/34	789,299

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 99.4% (Continued)
905,082	IndyMac INDX Mortgage Loan Trust 2004-AR9 Series 2004-AR9 5M2(a)	US0001M + 1.800%	6.6450	11/25/34	$623,743
207,729	IndyMac INDX Mortgage Loan Trust 2005-AR2 Series 2005-AR2 2A1B(a)	US0001M + 0.780%	5.6250	02/25/35	144,925
290,625	IndyMac INDX Mortgage Loan Trust 2005-AR23 Series 2005-AR23 2A1(d)		3.6300	11/25/35	233,349
363,669	IndyMac INDX Mortgage Loan Trust 2005-AR4 Series 2005-AR4 2A1A(a)	US0001M + 0.560%	5.4050	03/25/35	352,907
230,255	IndyMac INDX Mortgage Loan Trust 2006-AR21 Series 2006-AR21 A1(a)	US0001M + 0.240%	5.0850	08/25/36	198,103
511,440	IndyMac INDX Mortgage Loan Trust 2006-AR29 Series 2006-AR29 A2(a)	US0001M + 0.160%	5.0050	11/25/36	477,488
626,656	IndyMac INDX Mortgage Loan Trust 2006-AR29 Series 2006-AR29 A3(a)	US0001M + 0.340%	5.1850	11/25/36	588,607
41,334	IndyMac INDX Mortgage Loan Trust 2006-AR5 Series 2006-AR5 2A1(d)		3.1490	05/25/36	34,601
76,402	IndyMac INDX Mortgage Loan Trust 2006-AR6 Series 2006-AR6 2A1A(a)	US0001M + 0.400%	5.2450	06/25/46	58,898
265,582	IndyMac INDX Mortgage Loan Trust 2006-AR8 Series 2006-AR8 A3A(a)	US0001M + 0.460%	5.3050	07/25/46	292,275
1,397,929	IndyMac INDX Mortgage Loan Trust 2007-FLX3 Series 2007-FLX3 A2(a)	US0001M + 0.270%	5.3850	06/25/37	1,524,670
2,794	Irwin Home Equity Loan Trust 2006-1 Series 2006-1 1A1(a),(c)	US0001M + 0.420%	5.2650	09/25/35	2,788
369,895	JP Morgan Alternative Loan Trust Series 2006-A2 5A1(d)		3.4520	05/25/36	203,736
64,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC C(a),(c)	US0001M + 2.550%	7.2340	04/15/31	56,096
27,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC D(a),(c)	US0001M + 3.370%	8.0540	04/15/31	23,409
1,821,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(d)		4.2960	04/15/46	1,267,335
944,158	JP Morgan Chase Commercial Mortgage Securities Series 2006-LDP9 AMS		5.3370	05/15/47	902,192
3,118,023	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-WLDN A(c)		3.9100	05/05/30	2,424,752
957,411	JP Morgan Mortgage Trust 2005-A1 Series 2005-A1 IB2(d)		3.9440	02/25/35	806,541
72,638	JP Morgan Mortgage Trust 2006-A6 Series 2006-A6 3A2(d)		3.8510	10/25/36	52,906
145,022	JP Morgan Mortgage Trust 2006-A7 Series 2006-A7 2A2(d)		3.8460	01/25/37	105,579
131,430	JP Morgan Mortgage Trust 2006-S3 Series 2006-S3 1A12		6.5000	08/25/36	55,333
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 E(c),(d)		3.6450	10/15/48	690,242
3,302,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1 E(c),(d)		4.7370	03/15/49	2,310,296
2,500,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 Series 2016-C2 D(c),(d)		3.3340	06/15/49	1,209,377
5,000,000	Lehman Brothers Small Balance Commercial Mortgage Series 2007-2A M2(a),(c)	US0001M + 0.600%	5.4450	06/25/37	3,780,269
1,746,367	Lehman Mortgage Trust 2005-3 Series 2005-3 1A5		5.5000	01/25/36	909,259
39,082	Lehman Mortgage Trust 2005-3 Series 2005-3 2A7		6.0000	01/25/36	33,178
4,773,684	Lehman Mortgage Trust 2007-5 Series 2007-5 10A2(a),(b)	US0001M + 6.340%	1.4950	06/25/37	650,440
138,324	Lehman XS Trust 2007-1 Series 2007-1 1A4(a)	US0001M + 0.460%	5.3050	02/25/37	99,459
901,462	Lehman XS Trust 2007-6 Series 2007-6 2A1(a)	US0001M + 0.420%	5.2650	05/25/37	732,091
1,304,347	Lehman XS Trust Series 2005-5N Series 2005-5N 3A3C(a)	US0001M + 0.500%	5.3450	11/25/35	748,634
1,631,292	Lehman XS Trust Series 2006-18N Series 2006-18N A4(a)	US0001M + 0.190%	5.2250	12/25/36	1,215,688
668,087	Lehman XS Trust Series 2007-12N Series 2007-12N 1A3A(a)	US0001M + 0.200%	5.2450	07/25/47	624,413

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 99.4% (Continued)
130,120	Lehman XS Trust Series 2007-16N Series 2007-16N 2A2(a)	US0001M + 0.850%	6.5450	09/25/47	$106,929
840,151	Lehman XS Trust Series 2007-7N Series 2007-7N 1A2(a)	US0001M + 0.240%	5.3250	06/25/47	731,899
436,971	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A3(a)	US0001M + 0.350%	5.1950	03/25/36	45,195
284,032	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A1(a)	US0001M + 0.400%	5.2450	03/25/36	29,734
133,609	Mastr Asset Backed Securities Trust 2004-FRE1 Series 2004-FRE1 M6(a)	US0001M + 2.100%	6.9450	07/25/34	112,091
106,409	Mastr Asset Backed Securities Trust 2004-HE1 Series 2004-HE1 M8(a)	US0001M + 3.750%	8.5950	09/25/34	86,106
122,696	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M4(a)	US0001M + 1.500%	6.3450	09/25/34	121,671
662,362	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M8(a)	US0001M + 2.850%	7.6950	09/25/34	506,443
72,198	Mastr Asset Backed Securities Trust 2005-NC1 Series 2005-NC1 M5(a)	US0001M + 1.200%	6.0450	12/25/34	70,130
377,070	MASTR Asset Securitization Trust 2004-1 Series 2004-1 B1(d)		2.1580	02/25/34	308,855
43,116	MASTR Asset Securitization Trust 2004-3 Series 2004-3 4A11		5.5000	03/25/34	8,401
332,556	Mastr Specialized Loan Trust Series 2005-2 B(c),(e)		5.7500	07/25/35	341,882
649,056	Mellon Residential Funding Cor Mor Pas Thr Tr Series 1999-TBC3 A2(d)		5.2670	10/20/29	641,811
790,737	MERIT Securities Corporation Series 12-1 1M2(e)		8.3500	07/28/33	710,481
606,317	Merrill Lynch Alternative Note Asset Trust Series Series 2007-OAR4 A1(a)	US0001M + 0.250%	5.3450	08/25/37	506,392
50,863	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2003-A1 M2(d)		4.2480	12/25/32	46,305
1,088,197	Merrill Lynch Mortgage Investors Trust Series Series 2003-HE1 M2(a)	US0001M + 2.475%	7.3200	07/25/34	1,048,216
3,520,737	Merrill Lynch Mortgage Investors Trust Series Series 2005-A6 M2(a)	US0001M + 0.975%	5.8200	08/25/35	2,843,348
698,823	Merrill Lynch Mortgage Investors Trust Series Series 2004-HE2 B3(a)	US0001M + 5.250%	10.0950	08/25/35	666,468
128,188	Merrill Lynch Mortgage Investors Trust Series Series 2005-WMC1 M2(a)	US0001M + 0.795%	5.6400	09/25/35	125,286
1,092,952	Merrill Lynch Mortgage Investors Trust Series Series 2005-WMC1 B5(a),(c)	US0001M + 5.625%	10.4700	09/25/35	996,931
122,683	Merrill Lynch Mortgage Investors Trust Series Series 2005-NC1 B2(a)	US0001M + 1.950%	6.7950	10/25/35	114,555
4,753,373	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-G XA2(b),(d)		0.0001	01/25/29	20,321
294,796	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-3 M1(d)		2.9470	09/25/37	70,055
30,054	Merrill Lynch Mortgage Investors Trust Series MLMI Series 2004-A1 M1(d)		3.8150	02/25/34	20,256
732,187	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC10 Series 2003-NC10 B2(a)	US0001M + 5.625%	10.4700	10/25/33	763,087
1,617,153	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC5 Series 2003-NC5 B1(a)	US0001M + 4.950%	9.7950	04/25/33	1,634,228
420,215	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8 Series 2003-NC8 B1(a)	US0001M + 5.400%	10.2450	09/25/33	415,005
568,546	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8 Series 2003-NC8 B2(a)	US0001M + 5.625%	10.4700	09/25/33	561,565
23,748	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC7 Series 2004-NC7 M4(a)	US0001M + 1.725%	6.5700	07/25/34	23,021
492,840	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE2 Series 2005-HE2 M5(a)	US0001M + 1.020%	5.8650	01/25/35	418,540
1,100,106	Morgan Stanley A.B.S Capital I Inc Trust 2005-NC1 Series 2005-NC1 M5(a)	US0001M + 1.095%	5.9400	01/25/35	961,808
1,887,684	Morgan Stanley A.B.S Capital I Inc Trust 2005-NC2 Series 2005-NC2 M6(a)	US0001M + 1.035%	5.8800	03/25/35	1,484,742
196,491	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC4 Series 2005-WMC4 M6(a)	US0001M + 1.050%	5.8950	04/25/35	182,330
270,978	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE3 Series 2007-HE3 A2A(a)	US0001M + 0.060%	4.9050	12/25/36	139,464

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 99.4% (Continued)
2,667,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 D(c),(d)		4.2260	02/15/46	$2,023,485
100,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 C(d)		4.0670	07/15/46	82,525
1,666,666	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 E(c)		2.8770	05/15/49	1,068,031
3,976,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 E(c),(d)		3.0000	09/15/49	1,955,326
4,566,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 D(c),(d)		3.0000	11/15/49	2,506,539
750,000	Morgan Stanley Capital I Trust 2019-BPR Series 2019-BPR D(a),(c)	US0001M + 4.250%	8.9340	05/15/36	683,734
109,000	Morgan Stanley Capital I Trust 2019-MEAD Series 2019-MEAD B(c),(d)		3.1770	11/10/36	99,894
2,056,466	Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 A3(a)	US0001M + 0.150%	4.9950	11/25/36	682,199
446,605	Morgan Stanley Mortgage Loan Trust 2004-11AR Series 2004-11AR 1B1(a)	US0001M + 0.600%	5.4450	01/25/35	343,469
5,261,451	Morgan Stanley Mortgage Loan Trust 2007-7AX Series 2007-7AX 2A6(a)	US0001M + 0.640%	5.4850	04/25/37	207,665
20,949,213	Morgan Stanley Mortgage Loan Trust 2007-7AX Series 2007-7AX 2A4(a)	US0001M + 0.640%	5.4850	04/25/37	826,847
83,036	MortgageIT Trust 2005-2 Series 2005-2 1M2(a)	US0001M + 0.810%	5.6550	05/25/35	78,800
22,671	MortgageIT Trust 2005-2 Series 2005-2 2M2(a)	US0001M + 1.650%	6.3120	05/25/35	20,221
817,812	New Century Home Equity Loan Trust 2003-6 Series 2003-6 M4(a)	US0001M + 4.763%	9.6080	01/25/34	845,070
7,895	New Century Home Equity Loan Trust 2004-1 Series 2004-1 M2(a)	US0001M + 2.025%	6.8700	05/25/34	8,526
976,316	New Century Home Equity Loan Trust Series 2003-2 Series 2003-2 M2(a)	US0001M + 3.000%	7.8450	01/25/33	829,681
174,454	New Century Home Equity Loan Trust Series 2003-3 Series 2003-3 M6(a)	US0001M + 5.625%	10.4700	07/25/33	190,169
29,202	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 M5(e)		4.8160	11/25/33	23,980
1,579,466	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 B(c),(e)		4.8160	11/25/33	1,206,529
1,522	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 M2(e)		6.0000	11/25/33	1,347
994,365	Newcastle Mortgage Securities Trust 2007-1 Series 2007-1 M2(a)	US0001M + 0.650%	5.4950	04/25/37	2,816,142
124,214	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5M1(a)	US0001M + 1.100%	5.9450	08/25/34	126,124
225,823	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 2A(d)		4.2290	06/25/36	164,104
1,281,027	NovaStar Mortgage Funding Trust Series 2004-1 Series 2004-1 B1(a)	US0001M + 2.550%	7.3950	06/25/34	1,208,796
98,506	NovaStar Mortgage Funding Trust Series 2004-3 Series 2004-3 B1(a)	US0001M + 2.775%	7.6200	12/25/34	87,955
264,387	NovaStar Mortgage Funding Trust Series 2006-MTA1 Series 2006-MTA1 2A1A(a)	US0001M + 0.380%	0.5060	09/25/46	250,971
1,902,722	Oakwood Mortgage Investors, Inc. Series 2002-A M1(d)		7.7600	03/15/32	1,705,383
237,975	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M3(a)	US0001M + 2.025%	6.8700	01/25/34	193,567
298,286	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M4(a)	US0001M + 2.475%	7.3200	01/25/34	238,622
62,367	Option One Mortgage Loan Trust 2004-2 Series 2004-2 M2(a)	US0001M + 1.575%	6.4200	05/25/34	68,101
554,493	Option One Mortgage Loan Trust 2004-2 Series 2004-2 M4(a)	US0001M + 2.700%	7.5450	05/25/34	546,924
4,330,685	OPTONE 68402SAC3 DEL TR 2016-1 Series 2016-1A SAC3(b),(c),(d)		3.1420	02/26/38	2,841,642
176,131	Origen Manufactured Housing Contract Trust 2001-A Series 2001-A M1(d)		7.8200	03/15/32	161,298
931,166	Ownit Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(a)	US0001M + 2.775%	7.6200	07/25/35	1,074,182
3,824,717	Ownit Mortgage Loan Trust Series 2006-3 Series 2006-3 M1(a)	US0001M + 0.495%	5.3400	03/25/37	3,573,395

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 99.4% (Continued)
4,387,000	Palisades Center Trust Series 2016-PLSD A(c)		2.7130	04/13/33	$2,698,005
1,313,688	Park Place Securities Inc Asset-Backed Series 2004-WHQ1 M7(a)	US0001M + 2.775%	7.6200	09/25/34	1,089,444
3,210,597	Park Place Securities Inc Asset-Backed Series 2005-WCW1 M5(a)	US0001M + 0.990%	5.8350	09/25/35	2,760,880
189,648	People’s Choice Home Loan Securities Trust Series Series 2004-2 M3(a)	US0001M + 1.725%	6.5700	10/25/34	164,824
1,317,780	People’s Choice Home Loan Securities Trust Series Series 2004-2 M5(a)	US0001M + 2.700%	7.5450	10/25/34	809,168
20,356	Popular A.B.S Mortgage Pass-Through Trust 2005-5 Series 2005-5 AF4(e)		3.4960	11/25/35	19,897
2,360,050	Popular A.B.S Mortgage Pass-Through Trust 2006-C Series 2006-C M2(a)	US0001M + 0.430%	5.4900	07/25/36	2,601,645
695,000	Prime Mortgage Trust 2006-CL1 Series 2006-CL1 M3(a)	US0001M + 0.720%	5.5650	02/25/35	565,159
234,000	Provident Bank Home Equity Loan Trust 1998-4 Series 1998-4 A9(a)	US0001M + 3.500%	8.3450	01/25/30	217,180
492,529	Provident Bank Home Equity Loan Trust 1999-3 Series 1999-3 A3(a)	US0001M + 0.390%	5.3970	01/25/31	355,680
167,173	Provident Bank Home Equity Loan Trust 1999-3 Series 1999-3 A2(a)	US0001M + 0.420%	5.4570	01/25/31	130,135
1,396,159	Quest Trust Series 2003-X4A M2(a),(c)	US0001M + 5.250%	3.8480	12/25/33	1,166,320
205,423	Quest Trust Series 2003-X3 M3(a),(c)	US0001M + 4.875%	9.7200	02/25/34	219,533
1,135,206	Quest Trust Series 2004-X2 M3(a),(c)	US0001M + 3.225%	8.0700	06/25/34	998,421
325,067	RAAC Series 2004-SP3 Trust Series 2004-SP3 MII4(a)	US0001M + 2.775%	7.6200	09/25/34	200,004
482,086	RAAC Series 2005-SP2 Trust Series 2005-SP2 2A(a)	US0001M + 0.600%	5.4450	06/25/44	388,485
200,749	RAAC Series 2006-SP1 Trust Series 2006-SP1 M2(a)	US0001M + 0.825%	5.6700	09/25/45	138,784
439,004	RAAC Series 2007-RP4 Trust Series 2007-RP4 A(a),(c)	US0001M + 0.350%	5.1950	11/25/46	392,886
4,900	RALI Series 2003-QS9 Trust Series 2003-QS9 A2(a)	US0001M + 0.450%	5.2950	05/25/30	4,632
3,516,940	RALI Series 2005-QO1 Trust Series 2005-QO1 A3(a)	US0001M + 0.380%	5.2250	08/25/35	1,610,913
202,061	RALI Series 2005-QS7 Trust Series 2005-QS7 CB		5.5000	06/25/35	179,409
1,742,720	RALI Series 2006-QA8 Trust Series 2006-QA8 A1(a)	US0001M + 0.380%	5.2250	09/25/36	1,584,690
1,597,013	RALI Series 2006-QO7 Trust Series 2006-QO7 1A1(a)	12MTA + 0.800%	3.9380	09/25/46	1,333,660
352,140	RALI Series 2006-QO8 Trust Series 2006-QO8 1A3A(a)	US0001M + 0.400%	5.2450	10/25/46	321,909
34,772,229	RALI Series 2006-QS12 Trust Series 2006-QS12 AV(b),(d)		0.4610	09/25/36	436,506
277,393	RALI Series 2006-QS16 Trust Series 2006-QS16 A10		6.0000	11/25/36	226,944
152,340	RALI Series 2006-QS7 Trust Series 2006-QS7 A4(a)	US0001M + 0.400%	5.2450	06/25/36	109,833
1,629,943	RALI Series 2007-QH3 Trust Series 2007-QH3 A2(a)	US0001M + 0.210%	5.2650	04/25/37	3,601,328
559,619	RALI Series 2007-QH5 Trust Series 2007-QH5 AI2(a)	US0001M + 0.250%	5.3450	06/25/37	352,698
621,081	RALI Series 2007-QH7 Trust Series 2007-QH7 1A2(a)	US0001M + 0.540%	5.3850	08/25/37	352,327
358,780	RAMP Series 2003-RS7 Trust Series 2003-RS7 MII3(a)	US0001M + 3.600%	5.2100	08/25/33	299,036
386,390	RAMP Series 2003-RS9 Trust Series 2003-RS9 MII2(a)	US0001M + 1.800%	5.2270	10/25/33	363,376
6,258	RAMP Series 2004-SL1 Trust Series 2004-SL1 MI6(a)	US0001M + 1.900%	7.6950	10/25/31	5,509
1,000,000	RAMP Series 2005-EFC4 Trust Series 2005-EFC4 M5(a)	US0001M + 0.630%	5.7900	09/25/35	937,576
268,822	RAMP Series 2005-RS8 Trust Series 2005-RS8 M2(a)	US0001M + 0.500%	5.5950	09/25/35	262,240

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 99.4% (Continued)
889,570	RAMP Series 2006-RS1 Trust Series 2006-RS1 M1(a)	US0001M + 0.410%	5.4600	01/25/36	$759,288
2,383,999	RAMP Series 2006-RZ2 Trust Series 2006-RZ2 M2(a)	US0001M + 0.340%	5.3550	05/25/36	2,763,626
225,884	RAMP Series 2007-RS2 Trust Series 2007-RS2 A3(a)	US0001M + 0.370%	5.5850	05/25/37	197,162
372,714	RASC Series 2003-KS4 Trust Series 2003-KS4 AIII(a)	US0001M + 0.290%	5.4250	06/25/33	362,665
1,247,684	RASC Series 2005-KS12 Trust Series 2005-KS12 M5(a)	US0001M + 0.670%	5.8500	01/25/36	1,041,759
3,000,000	RASC Series 2005-KS6 Trust Series 2005-KS6 M8(a)	US0001M + 1.250%	6.7200	07/25/35	2,714,845
359,545	Renaissance Home Equity Loan Trust 2002-3 Series 2002-3 B(a)	US0001M + 5.250%	10.0950	12/25/32	227,247
358,632	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2A(a)	US0001M + 3.000%	4.4460	08/25/33	306,619
9,696,758	Reperforming Loan REMIC Trust 2005-R1 Series 2005-R1 1AS(b),(c),(d)		1.6180	03/25/35	536,887
9,511,932	Reperforming Loan REMIC Trust 2005-R2 Series 2005-R2 1AS(b),(c),(d)		1.1950	06/25/35	435,479
10,514,192	Reperforming Loan REMIC Trust 2006-R1 Series 2006-R1 AS(b),(d)		1.1770	01/25/36	467,805
919,904	Residential Asset Securitization Trust 2003-A4 Series 2003-A4 B1		5.7500	05/25/33	642,062
15,321,384	Residential Asset Securitization Trust 2005-A11CB Series 2005-A11 1AX(b),(d)		0.3520	10/25/35	121,830
264,873	Residential Asset Securitization Trust 2005-A16 Series 2005-A16 A3		6.0000	02/25/36	123,517
1,790,110	Residential Asset Securitization Trust 2007-A1 Series 2007-A1 A1		6.0000	03/25/37	561,576
1,597,911	Residential Asset Securitization Trust 2007-A8 Series 2007-A8 1A1		6.0000	08/25/37	925,411
2,256,164	Residential Asset Securitization Trust 2007-A9 Series 2007-A9 AX(b),(d)		7.0000	09/25/37	687,104
1,172,561	RFMSI Series 2007-S6 Trust Series 2007-S6 2A5(a)	US0001M + 0.500%	5.3450	06/25/37	767,407
145,300	SACO I Trust 2006-3 Series 2006-3 A1(a)	US0001M + 0.360%	5.2050	04/25/36	202,002
46,977	SACO I Trust 2006-6 Series 2006-6 A(a)	US0001M + 0.260%	5.1050	06/25/36	45,917
169,822	SACO I, Inc. Series 1999-3 1B1(c), (d),(i)		5.1120	04/25/39	155,422
719,805	SASCO Mortgage Loan Trust 2004-GEL2 Series 2004-GEL2 M4(e)		5.5000	05/25/34	623,689
618,856	SASCO Mortgage Loan Trust 2004-GEL2 Series 2004-GEL2 M3(e)		5.5000	07/19/44	569,329
52,691	Saxon Asset Securities Trust 2004-2 Series 2004-2 MV3(a)	US0001M + 1.905%	4.3800	08/25/35	49,033
948,250	Saxon Asset Securities Trust 2005-1 Series 2005-1 B3(a)	US0001M + 3.525%	2.0240	05/25/35	67,304
4,500,000	Saxon Asset Securities Trust 2007-4 Series 2007-4 M1(a),(c)	US0001M + 3.000%	7.8450	12/25/37	2,969,731
30,746	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC1 B2(a)	US0001M + 3.000%	7.8450	02/25/34	29,753
76,610	Securitized Asset Backed Receivables, LLC Trust Series 2004-OP2 M3(a)	US0001M + 2.025%	6.8700	08/25/34	71,792
141,886	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC3 M2(a)	US0001M + 1.680%	6.5250	09/25/34	145,384
94,353	Sequoia Mortgage Trust 9 Series 9 B1(a)	US0001M + 1.125%	5.8860	09/20/32	74,135
123,263	SG Mortgage Securities Trust 2006-OPT2 Series 2006-OPT2 A3C(a)	US0001M + 0.150%	4.9950	10/25/36	109,586
64,744	Soundview Home Loan Trust 2004-WMC1 Series 2004-WMC1 M4(a)	US0001M + 1.200%	6.0450	01/25/35	63,868
1,739,213	Soundview Home Loan Trust 2006-2 Series 2006-2 M4(a)	US0001M + 0.705%	5.5500	03/25/36	2,178,099
255,113	Soundview Home Loan Trust 2007-OPT2 Series 2007-OPT2 2A3(a)	US0001M + 0.180%	5.0250	07/25/37	215,273
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2 B1(a)	US0001M + 4.500%	9.3450	06/25/34	166,380

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 99.4% (Continued)
525,772	Specialty Underwriting & Residential Finance Trust Series 2004-BC1 B1(a)	US0001M + 2.550%	7.3950	02/25/35	$523,545
5,176,235	Starwood Retail Property Trust Series 2014-STAR A(a),(c)	US0001M + 1.470%	6.1550	11/15/27	3,581,903
3,227,808	Structured Adjustable Rate Mortgage Loan Trust Series 2005-10 M1(a)	US0001M + 0.675%	5.5200	06/25/35	3,088,682
1,179,286	Structured Adjustable Rate Mortgage Loan Trust Series 2005-18 4A1(d)		3.4910	09/25/35	865,874
473,390	Structured Asset Investment Loan Trust 2003-BC10 Series 2003-BC10 B(a)	US0001M + 4.500%	9.3450	10/25/33	516,016
64,013	Structured Asset Investment Loan Trust 2003-BC2 Series 2003-BC2 A2(a)	US0001M + 0.720%	5.5650	04/25/33	62,337
260,149	Structured Asset Investment Loan Trust 2003-BC2 Series 2003-BC2 M1(a)	US0001M + 1.380%	6.2250	04/25/33	251,148
145,759	Structured Asset Investment Loan Trust 2003-BC4 Series 2003-BC4 M4(a)	US0001M + 4.875%	9.7200	06/25/33	156,096
68,262	Structured Asset Investment Loan Trust 2003-BC8 Series 2003-BC8 M2(a)	US0001M + 2.625%	7.4700	08/25/33	62,007
508,601	Structured Asset Investment Loan Trust 2004-5 Series 2004-5 M7(a)	US0001M + 3.000%	7.8450	05/25/34	407,925
71,562	Structured Asset Investment Loan Trust 2004-9 Series 2004-9 M6(a)	US0001M + 2.775%	7.6200	10/25/34	68,848
512,216	Structured Asset Investment Loan Trust 2004-BNC2 Series 2004-BNC2 M1(a)	US0001M + 1.275%	6.1200	12/25/34	490,156
3,658,827	Structured Asset Investment Loan Trust 2005-9 Series 2005-9 M2(a)	US0001M + 0.675%	5.5200	11/25/35	3,121,175
2,386,764	Structured Asset Mortgage Investments II Trust Series 2005-AR5 X2(b),(d)		0.3900	07/19/35	32,887
221,073	Structured Asset Mortgage Investments II Trust Series 2006-AR3 11A1(a)	US0001M + 0.420%	5.2650	04/25/36	188,323
3,291,054	Structured Asset Mortgage Investments II Trust Series 2006-AR3 12A3(a)	US0001M + 0.540%	5.3850	05/25/36	2,367,770
37,160,497	Structured Asset Mortgage Investments II Trust Series 2006-AR7 X(b)		0.9000	08/25/36	873,565
13,691	Structured Asset Mortgage Investments II Trust Series AR7 A10(a),(i)	US0001M + 0.400%	5.2450	08/25/36	13,691
1,804,656	Structured Asset Mortgage Investments II Trust Series 2005-AR2 1A1(a)	US0001M + 0.460%	5.3050	05/25/45	1,464,757
963,232	Structured Asset Mortgage Investments II Trust Series 2007-AR7 2A1(d)		3.3440	05/25/47	774,981
33,986,726	Structured Asset Mortgage Investments II Trust Series 2007-AR6 X2(b)		0.5000	08/25/47	630,043
472,612	Structured Asset Securities Corp Assistance Loan Series 2003-AL1 B1(c)		3.3560	04/25/31	467,504
195,787	Structured Asset Securities Corp Mortgage Series 2003-9A B1II(d)		4.6650	03/25/33	177,089
244,615	Structured Asset Securities Corp Mortgage Series 2003-36XS M1(e)		5.3980	11/25/33	205,209
273,448	Structured Asset Securities Corp Mortgage Series 2004-6XS M1(e)		5.6700	03/25/34	258,348
3,593,939	Structured Asset Securities Corp Mortgage Loan Series 2006-BC6 M1(a)	US0001M + 0.270%	5.1150	01/25/37	3,108,714
20,168	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A5		3.3750	08/25/31	18,800
73,200	Structured Asset Securities Corp Pass-Through Series 2002-AL1 A2		3.4500	02/25/32	63,031
474,959	Structured Asset Securities Corporation Series 2005-RF4 B1(c),(d)		4.3900	07/25/35	333,604
447,769	SunTrust Alternative Loan Trust 2006-1F Series 2006-1F 1A4		6.0000	04/25/36	212,133
105,955	Terwin Mortgage Trust Series 2004-7HE M1(a),(c)	US0001M + 1.275%	6.1200	07/25/34	92,843
59,531	Terwin Mortgage Trust 2003-7SL Series 2003-7SL B3(c),(d)		8.0000	12/25/33	57,017
631,662	Terwin Mortgage Trust 2004-18SL Series 2004-18SL 1B4(c),(d)		8.0000	10/25/34	586,613
102,346	Terwin Mortgage Trust 2006-HF-1 Series 2006-HF1 M1(c),(d),(i)		4.5600	02/25/37	45,630
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE Series 2003-2HE B(d)		4.3800	07/25/34	171,649

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 99.4% (Continued)
18,072	Terwin Mortgage Trust Series TMTS 2003-5SL Series 2003-5SL B3(c),(d)		8.0000	10/25/34	$15,747
741,990	Truman Capital Mortgage Loan Trust Series 2004-1 M3(a),(c)	US0001M + 4.125%	8.9700	01/25/34	752,157
1,546,751	UCFC Home Equity Loan Trust 1998-D Series 1998-D MF2(d)		7.7500	04/15/30	1,456,976
1,140,190	Velocity Commercial Capital Loan Trust 2017-2 Series 2017-2 M5(c),(d)		6.4200	11/25/47	875,988
296,894	Velocity Commercial Capital Loan Trust 2017-2 Series 2017-2 M6(c),(d)		7.7500	11/25/47	215,016
51,408	Voyager CNTYW Delaware Trust Series 2009-1 5AX4(b),(c),(d)		15.4930	02/16/36	46,793
25,227,682	WaMu Mortgage Pass-Through Certificates Series Series 2005-AR15 X(b),(d),(i)		0.0001	11/25/45	69,452
440,721	WaMu Mortgage Pass-Through Certificates Series Series 2006-AR4 2A1A(a)	COF 11 + 1.500%	3.4760	05/25/46	355,952
393,208	Washington Mutual Mortgage Pass-Through Series 2006-5 1A2		6.0000	07/25/36	293,396
1,266,664	Washington Mutual Mortgage Pass-Through Series 2007-1 1A3(a)	US0001M + 0.370%	5.2150	02/25/37	844,177
348,869	Washington Mutual Mortgage Pass-Through Series 2007-OA1 1A(a)	12MTA + 0.710%	3.8480	12/25/46	281,212
1,933,732	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 2A1(a)	US0001M + 0.060%	4.4330	10/25/36	733,650
1,035,000	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 C(d)		4.3640	07/15/46	694,788
4,892,000	Wells Fargo Commercial Mortgage Trust 2013-LC12 Series 2013-LC12 D(c),(d)		4.3640	07/15/46	1,878,436
1,666,666	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 E(c)		2.8690	02/15/48	634,398
1,631,000	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 D(c)		3.7680	02/15/48	1,172,469
2,500,000	Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31 D		3.8520	11/15/48	1,898,948
15,153,000	Wells Fargo Commercial Mortgage Trust 2016-C34 Series 2016-C34 XFG(b),(c),(d)		2.0610	06/15/49	772,554
967,758	Wells Fargo Commercial Mortgage Trust 2016-C34 Series 2016-C34 C(d)		5.0610	06/15/49	759,727
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series 2016-C36 D(c)		2.9420	11/15/59	1,415,336
2,000,000	Wells Fargo Commercial Mortgage Trust 2017-C40 Series 2017-C40 D(c)		2.7000	10/15/50	1,273,823
184,229	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 M6(a)	US0001M + 2.820%	7.6650	10/25/34	182,379
430,628	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M10(a)	US0001M + 3.750%	8.5950	04/25/35	433,547
1,775,415	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M12(a),(c)	US0001M + 3.750%	8.5950	04/25/35	1,777,081
1,600,000	WFRBS Commercial Mortgage Trust Series 2013-C14 D(c),(d)		3.9750	06/15/46	968,009
1,241,467	WFRBS Commercial Mortgage Trust 2012-C9 Series 2012-C9 D(c),(d)		4.4240	11/15/45	1,159,697
2,971,000	WFRBS Commercial Mortgage Trust 2012-C9 Series 2012-C9 E(c),(d)		4.4240	11/15/45	2,688,408
3,000,000	WFRBS Commercial Mortgage Trust 2013-C14 Series 2013-C14 E(c)		3.2500	06/15/46	1,622,327
39,225	Wilshire Mortgage Loan Trust Series 1997-2 A7(d)		6.8350	03/25/28	39,005
44,819	Wilshire Mortgage Loan Trust Series 1997-2 M2(d)		7.4250	05/25/28	43,931
192,088	Yale Mortgage Loan Trust 2007-1 Series 2007-1 A(a),(c)	US0001M + 0.400%	5.2450	06/25/37	63,934
	TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $497,248,635)				466,812,150

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value

	OTHER ASSET BACKED SECURITIES — 0.1%
523,464	Business Loan Express Business Loan Trust 2007-A Series 2007-AA B(a),(c)	US0001M + 1.100%	5.8610	10/20/40	$421,396
	TOTAL OTHER ASSET BACKED SECURITIES (Cost $455,101)

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
1,968,777	First American Government Obligations Fund, Class X, 4.64% (Cost $1,968,777)(g)	1,968,777

	TOTAL INVESTMENTS - 101.2% (Cost $517,765,417)	$475,253,555
	REVERSE REPURCHASE AGREEMENTS - (1.5)%	(7,007,000)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%	1,627,889
	NET ASSETS - 100.0%	$469,874,444

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

COF 11	Cost of Funds for the 11th District of San Francisco

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

ICE LIBOR USD 1 Month	ICE LIBOR USD 1 Month

US0001M	ICE LIBOR USD 1 Month

US0006M	ICE LIBOR USD 6 Month

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Interest only securities.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023 the total market value of 144A securities is $124,675,544 or 26.5% of net assets.

(d)	Variable rate security; the rate shown represents the rate on March 31, 2023.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2023.

(f)	Zero coupon bond.

(g)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(h)	All or a portion of the security is pledged as collateral for open reverse repurchase agreements. See Note 5.

(i)	Illiquid security. Total illiquid securities represents 1.4% of net assets as of March 31, 2023.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

ASSETS
Investment in securities (identified cost $517,765,417), at fair value	$475,253,555
Interest & dividend receivable	1,523,412
Receivable for Fund shares sold	90,333
Receivable for securities sold	1,803,275
Prepaid expenses and other assets	24,186
TOTAL ASSETS	478,694,761

LIABILITIES
Payable for reverse repurchase agreements	7,007,000
Payable for Fund shares redeemed	262,969
Investment advisory fees payable	602,721
Due to broker	491,468
Payable to related parties	131,795
Distribution (12b-1) fees payable	27,451
Interest payable for reverse repurchase agreements	20,211
Accrued expenses and other liabilities	276,702
TOTAL LIABILITIES	8,820,317
NET ASSETS	$469,874,444

Net Assets Consist Of:
Paid in capital	$593,120,829
Accumulated loss	(123,246,385)
NET ASSETS	$469,874,444

Net Asset Value Per Share:
Class A Shares:
Net Assets	$110,610,700
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,603,050
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.78
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$9.32

Class C Shares:
Net Assets	$4,359,598
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	498,478
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.75

Class I Shares:
Net Assets	$354,904,146
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	40,387,233
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.79

(a)	On investments of $1 million or more, the maximum sales charge will not apply.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2023

INVESTMENT INCOME
Interest income	$14,917,232
TOTAL INVESTMENT INCOME	14,917,232

EXPENSES
Investment advisory fees	4,767,532
Distribution (12b-1) Fees:
Class A	144,756
Class C	23,528
Administrative services fees	323,287
Interest expense for reverse repurchase agreements	252,900
Third party administrative servicing fees	224,384
Printing and postage expenses	74,795
Transfer agent fees	68,811
Accounting services fees	54,074
Registration fees	44,878
Custodian fees	37,863
Professional fees	28,622
Compliance officer fees	17,623
Trustees fees and expenses	9,375
Insurance expense	4,057
Line of credit interest expense	166
Other expenses	22,439
TOTAL EXPENSES	6,099,090
Less: Fees waived by the Adviser	(1,149,657)
NET EXPENSES	4,949,433
NET INVESTMENT INCOME	9,967,799

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from security transactions	(2,852,149)
Net change in unrealized depreciation on investments	(24,390,512)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(27,242,661)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,274,862)

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2023	Year Ended
	(Unaudited)	September 30, 2022
FROM OPERATIONS
Net investment income	$9,967,799	$22,477,023
Net realized gain (loss) from security transactions	(2,852,149)	1,501,498
Net change in unrealized depreciation of investments	(24,390,512)	(80,247,046)
Net decrease in net assets resulting from operations	(17,274,862)	(56,268,525)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(2,229,541)
Class C	—	(81,599)
Class I	—	(9,121,841)
Total distributions paid:
Class A	(3,537,956)	(3,943,295)
Class C	(126,100)	(180,577)
Class I	(12,445,425)	(22,110,570)
Net decrease in net assets resulting from distributions to shareholders	(16,109,481)	(37,667,423)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	12,051,690	59,768,477
Class C	142,349	389,696
Class I	62,582,985	220,855,881
Net asset value of shares issued in reinvestment of distributions:
Class A	3,517,088	6,124,639
Class C	109,745	239,906
Class I	11,423,154	28,469,373
Payments for shares redeemed:
Class A	(20,565,556)	(41,445,096)
Class C	(710,827)	(2,958,837)
Class I	(156,857,816)	(411,513,841)
Net decrease in net assets resulting from shares of beneficial interest	(88,307,188)	(140,069,802)

TOTAL DECREASE IN NET ASSETS	(121,691,531)	(234,005,750)

NET ASSETS
Beginning of Period	591,565,975	825,517,725
End of Period	$469,874,444	$591,565,975

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	March 31, 2023	Year Ended
	(Unaudited)	September 30, 2022
SHARE ACTIVITY
Class A:
Shares sold	1,315,401	5,855,720
Shares reinvested	391,711	605,223
Shares redeemed	(2,261,386)	(4,061,742)
Net increase (decrease) in shares of beneficial interest outstanding	(554,274)	2,399,201

Class C:
Shares sold	15,887	38,498
Shares reinvested	12,259	23,595
Shares redeemed	(79,012)	(281,602)
Net decrease in shares of beneficial interest outstanding	(50,866)	(219,509)

Class I:
Shares sold	6,901,758	21,018,084
Shares reinvested	1,270,012	2,786,388
Shares redeemed	(17,292,193)	(39,534,174)
Net decrease in shares of beneficial interest outstanding	(9,120,423)	(15,729,702)

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2023		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Class A	(Unaudited)		September 30, 2022		September 30, 2021		September 30, 2020		September 30, 2019		September 30, 2018
Net asset value, beginning of period	$9.35		$10.75		$10.37		$10.98		$11.26		$11.36
Activity from investment operations:
Net investment income (1)	0.11		0.33		0.29		0.22		0.19		0.26
Net realized and unrealized gain (loss) on investments	(0.40)		(1.22)		0.60		(0.31)		0.14		0.24
Total from investment operations	(0.29)		(0.89)		0.89		(0.09)		0.33		0.50
Less distributions from:
Net investment income	(0.28)		(0.34)		(0.39)		(0.51)		(0.40)		(0.43)
Return of capital	—		(0.17)		(0.12)		(0.01)		(0.21)		(0.17)
Total distributions	(0.28)		(0.51)		(0.51)		(0.52)		(0.61)		(0.60)
Net asset value, end of period	$8.78		$9.35		$10.75		$10.37		$10.98		$11.26
Total return (2)	(3.14)%		(8.51)%		8.82%		(0.50)%		3.16%		4.53%
Net assets, at end of period (000s)	$110,611		$123,018		$115,606		$112,937		$135,705		$55,124
Ratio of gross expenses to average net assets (3)	2.55	% (8)	2.43	% (7)	2.39	% (6)	2.40	% (5)	2.35	% (4)	2.33%
Ratio of net expenses to average net assets	2.10	% (8)	2.11	% (7)	2.15	% (6)	2.20	% (5)	2.25	% (4)	2.24%
Ratio of net investment income to average net assets	3.67%		3.26%		2.72%		2.15%		1.73%		2.27%
Portfolio Turnover Rate	2%		17%		17%		11%		29%		34%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Includes 0.01% for the year ended September 30, 2019 attributed to broker margin interest expense on options, which is not subject to waiver by the Adviser.

(5)	Includes 0.03% for the year ended September 30, 2020 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(6)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which is not subject to waiver by the Adviser.

(7)	Includes 0.03% for the year ended September 30, 2022 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(8)	Includes 0.10% for the six months ended March 31, 2023 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2023		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Class C	(Unaudited)		September 30, 2022		September 30, 2021		September 30, 2020		September 30, 2019		September 30, 2018
Net asset value, beginning of period	$9.32		$10.71		$10.34		$10.94		$11.23		$11.36
Activity from investment operations:
Net investment income (1)	0.13		0.22		0.21		0.15		0.10		0.16
Net realized and unrealized gain (loss) on investments	(0.46)		(1.17)		0.59		(0.30)		0.15		0.25
Total from investment operations	(0.33)		(0.95)		0.80		(0.15)		0.25		0.41
Less distributions from:
Net investment income	(0.24)		(0.29)		(0.33)		(0.44)		(0.35)		(0.39)
Return of capital	—		(0.15)		(0.10)		(0.01)		(0.19)		(0.15)
Total distributions	(0.24)		(0.44)		(0.43)		(0.45)		(0.54)		(0.54)
Net asset value, end of period	$8.75		$9.32		$10.71		$10.34		$10.94		$11.23
Total return (2)	(3.52)%		(9.14)%		7.92%		(1.15)%		2.30%		3.67%
Net assets, at end of period (000s)	$4,360		$5,119		$8,234		$10,637		$9,046		$4,127
Ratio of gross expenses to average net assets (3)	3.30	% (8)	3.18	% (7)	3.14	% (6)	3.15	% (5)	3.10	% (4)	3.08%
Ratio of net expenses to average net assets	2.85	% (8)	2.87	% (7)	2.90	% (6)	2.95	% (5)	3.00	% (4)	2.99%
Ratio of net investment income to average net assets	2.92%		2.16%		1.97%		1.39%		0.95%		1.40%
Portfolio Turnover Rate	2%		17%		17%		11%		29%		34%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Includes 0.01% for the year ended September 30, 2019 attributed to broker margin interest expense on options, which is not subject to waiver by the Adviser.

(5)	Includes 0.03% for the year ended September 30, 2020 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(6)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which is not subject to waiver by the Adviser.

(7)	Includes 0.03% for the year ended September 30, 2022 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(8)	Includes 0.10% for the six months ended March 31, 2023 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2023		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Class I	(Unaudited)		September 30, 2022		September 30, 2021		September 30, 2020		September 30, 2019		September 30, 2018
Net asset value, beginning of period	$9.36		$10.76		$10.38		$10.99		$11.26		$11.37
Activity from investment operations:
Net investment income (1)	0.18		0.32		0.31		0.25		0.23		0.28
Net realized and unrealized gain (loss) on investments	(0.46)		(1.18)		0.61		(0.31)		0.14		0.24
Total from investment operations	(0.28)		(0.86)		0.92		(0.06)		0.37		0.52
Less distributions from:
Net investment income	(0.29)		(0.36)		(0.42)		(0.54)		(0.42)		(0.46)
Return of capital	—		(0.18)		(0.12)		(0.01)		(0.22)		(0.17)
Total distributions	(0.29)		(0.54)		(0.54)		(0.55)		(0.64)		(0.63)
Net asset value, end of period	$8.79		$9.36		$10.76		$10.38		$10.99		$11.26
Total return (2)	(3.02)%		(8.27)%		9.09%		(0.24)%		3.40%		4.70%
Net assets, at end of period (000s)	$354,904		$463,430		$701,732		$583,566		$591,022		$640,110
Ratio of gross expenses to average net assets (3)	2.30	% (8)	2.18	% (7)	2.14	% (6)	2.15	% (5)	2.10	% (4)	2.08%
Ratio of net expenses to average net assets	1.85	% (8)	1.87	% (7)	1.90	% (6)	1.95	% (5)	2.00	% (4)	1.99%
Ratio of net investment income to average net assets	3.92%		3.05%		2.97%		2.43%		2.04%		2.49%
Portfolio Turnover Rate	2%		17%		17%		11%		29%		34%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Includes 0.01% for the year ended September 30, 2019 attributed to broker margin interest expense on options, which is not subject to waiver by the Adviser.

(5)	Includes 0.03% for the year ended September 30, 2020 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(6)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which is not subject to waiver by the Adviser.

(7)	Includes 0.03% for the year ended September 30, 2022 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(8)	Includes 0.10% for the six months ended March 31, 2023 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2023

1.	ORGANIZATION

The Deer Park Total Return Credit Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek income and capital appreciation. The Fund commenced operations on October 16, 2015.

The Fund currently offers Class A shares, Class C shares and Class I shares. Class C and Class I shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75%, which can be waived by the Adviser. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in preparation of the Fund’s financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies may be valued at NAV.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”) . The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

Options Transactions – The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. For the six months ended March 31, 2023 the was no options activity.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2023 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Agency Mortgage Backed Securities	$—	$6,051,232	$—	$6,051,232
Non-Agency Mortgage Backed Securities	—	466,812,150	—	466,812,150
Other Asset Backed Securities	—	421,396	—	421,396
Short-Term Investment	1,968,777	—	—	1,968,777
Total	$1,968,777	$473,284,778	$—	$475,253,555

The Fund did not hold any Level 3 securities during the period.

* See Schedule of Investments for industry classification.

Interest Only Securities – The Fund may invest in stripped mortgage-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets, including interest-only (“IO”) and principal-only (“PO”) securities. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment. IO and PO mortgage-backed securities may be illiquid. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with securities traditional mortgage-backed securities, and in some cases such market value may be extremely volatile.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized to the call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Option Transactions – The Fund is subject to equity price and interest rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Fund to enter a futures contract or purchase an exchange-traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (FDIC) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Credit Facility – Effective August 2, 2021, the Fund entered into a revolving, uncommitted $120,000,000 line of credit with U.S. Bank National Association (the “Revolving Credit Agreement”) which expired on July 31, 2022. Effective August 1, 2022, the Fund entered into an amended and restated loan agreement, dated August 1, 2022, with a $170,000,000 line credit with U.S. Bank National Association (the “Amended and Restated Revolving Credit Agreement”). Borrowings under the Amended and Restated Revolving Credit Agreement bear interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the six months ended September 30, 2022 through March 31, 2023, amounts outstanding to the Fund under the credit facility at no time were permitted to exceed $170,000,000.

For the six months ended March 31, 2023, the interest expense was $166 for the Fund. There was an outstanding balance of $0 as of March 31, 2023. The average borrowings for the Fund for the period the line was drawn, September 30, 2022 through March 31, 2023, was $332,667 at an average borrowing rate of 6.0%. At March 31, 2023, the maximum borrowing interest rate was 6.0%.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for the open September 30, 2019 through September 30, 2021 tax years, or expected to be taken in the Fund’s September 30, 2022 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The current coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk would exist if that part of the Fund’s cash were held at the broker. The Fund could be unable to recover assets held at the prime broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Mortgage-Backed and Asset Backed Securities Risk – The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible to maturity risk because issuers of securities held by the Fund are able to prepay principal due on these securities, particularly during periods of declining interest rates.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

LIBOR Risk – Instruments in which the Fund invests may pay interest at floating rates based on the London Interbank Offered Rate (“LIBOR”) or may be subject to interest caps or floors based on LIBOR. In July 2017, the United Kingdom’s Financial Conduct Authority (the “FCA”) announced the desire to phase out the use of LIBOR by the end of 2021. Most LIBOR settings are no longer published, and the FCA and LIBOR’s administrator, ICE Benchmark Administration (the “IBA”), have announced that a majority of U.S. dollar LIBOR settings will not be published after June 30, 2023. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally.

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and U.S. Government securities, amounted to $10,370,479 and $55,939,565, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC, serves as the Fund’s investment Adviser (the “Adviser”). The Adviser has engaged Deer Park Road Management Company, LP, Inc. as the sub-adviser (the “Sub-Adviser”) to the Fund. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund.

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.84% of the Fund’s average daily net assets. For the six months ended March 31, 2023, the Fund incurred $4,767,532 in advisory fees of

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

which $602,721 is payable as of March 31, 2023 and included in the Statement of Assets and Liabilities under the Liabilities section.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser had agreed, at least until January 31, 2024, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary to ensure that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, or extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the Adviser)), not incurred in the ordinary course of the Fund’s business) do not exceed 2.00% per annum of Class A average daily net assets, 2.75% per annum of Class C average daily net assets, and 1.75% per annum of Class I average daily net assets (the “expense limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If the operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate the Waiver Agreement at any time.

For the six months ended March 31, 2023, the Adviser waived fees of $1,149,657 pursuant to the Waiver Agreement.

The following amounts previously waived or reimbursed by the Adviser are subject to recapture by the following dates:

9/30/2023	9/30/2024	9/30/2025
$1,320,975	$1,735,405	$2,269,245

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for each of its Class A and Class C shares (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Class I shares do not incur a 12b-1 fee. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended March 31, 2023, the Fund paid $144,756 and $23,528 to the Distributor for Class A and Class C shares, respectively.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares for the six months ended March 31, 2023, the Distributor received $4,548 from front-end sales charges of which $728 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	REVERSE REPURCHASE AGREEMENTS

The Fund is subject to ASC 860, Transfers and Servicing, which requires that all involvements of a transferor with the transferred financial asset be considered in analyzing whether the transferor has surrendered control over the transferred financial asset.

Transaction involving securities repurchase agreements are treated as collateralized borrowings and are recorded at their contracted amounts which approximated fair value. In addition, interest is included in interest payable. As of March 31, 2023, 100% of reverse repurchase agreements had Société Générale as the counterparty. The carrying amount of the Fund’s payable for reverse repurchase agreements as reported on the Statement of Assets and Liabilities approximates its fair value.

Further, as of March 31, 2023, securities with approximately $10,237678 of fair market value are pledged to collateralize reverse repurchase agreements. Of this, 100.0% are Non-Agency Mortgage Backed Securities.

For the six months ended March 31, 2023, the Fund entered into several repurchase financing transactions contemporaneously with the initial purchase of a security from the same counterparty, which are considered to be secured borrowings. The following table summarizes the Fund’s borrowings classified as reverse repurchase agreements.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

	As of March 31, 2023
	Less than 1	1 to 2	2 Months or
	Month	Months	Greater	Total
Reverse Repurchase Agreements
Non-Agency Mortgage Backed Securities	$—	$—	$10,237,678	$10,237,678
Total	$—	$—	$10,237,678	$10,237,678

6.	OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre- arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

As of March 31, 2023, the Fund held the following instruments that were subject to offsetting on the Statement of Assets and Liabilities:

Liabilities:
Gross Amounts not offset in the
		Gross Amounts	Net Amounts	Statement of Assets and Liabilities
	Gross	Offset in the	presented in the
	Amounts	Statement of	Statement of		Cash
	Recognized	Assets and	Assets and	Financial	Collateral	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Reverse Repurchase Agreements	$7,007,000	$—	$7,007,000	$7,007,000	$—	$—

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of March 31, 2023, TD Ameritrade held 44.1% of the voting securities of the Fund and may be deemed to control the Fund.

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2022 and September 30, 2021 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2022	September 30, 2021
Ordinary Income	$26,234,442	$27,300,066
Long-Term Capital Gain	—	—
Return of Capital	11,432,981	8,733,434
	$37,667,423	$36,033,500

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

As of September 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$—	$—	$(2,534,384)	$(43,591,850)	$—	$(18,121,350)	$(64,247,584)

Capital losses incurred after October 30 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $2,534,384.

At September 30, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$31,883,807	$11,708,043	$43,591,850	$182,542

As a result of the acquisition of another Fund, $8,318,380 and $17,296,078 of short-term and long-term capital loss carryover, respectively, remains to be recognized in future years. This amount is subject to an annual limitation of $112,216 under tax rules.

Permanent book and tax differences, primarily attributable to adjustments from the prior year’s tax returns resulted in reclassifications for the Fund for the year ended September 30, 2022, as follows:

Paid
In	Accumulated
Capital	Loss
$39,190	$(39,190)

9.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At March 31, 2023, the aggregate cost for federal tax purposes (including reverse repurchase agreements), which differs from fair market value by net unrealized appreciation (depreciation) of securities, are as follows:

	Gross Unrealized	Gross	Net Unrealized
Tax Cost	Appreciation	Unrealized	Depreciation
$527,200,767	$33,594,952	$(92,549,164)	$(58,954,212)

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Dividends: The Board declared the following monthly dividends:

	Dividend Per Share	Record Date	Payable Date
Class A	0.0484	4/26/2023	4/28/2023
Class C	0.0436	4/26/2023	4/28/2023
Class I	0.0500	4/26/2023	4/28/2023

Class A	0.0481	5/26/2023	5/31/2023
Class C	0.0424	5/26/2023	5/31/2023
Class I	0.0500	5/26/2023	5/31/2023

Deer Park Total Return Credit Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2023

As a shareholder of the Deer Park Total Return Credit Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 through March 31, 2023.

Actual Expenses

The “Actual” Expenses in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical Expenses” in the table below provides information about hypothetical account values and hypothetical expenses based on the Deer Park Total Return Credit Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	10/1/2022	3/31/2023	10/1/2022 - 03/31/2023	10/1/2022 - 03/31/2023
Class A	$1,000.00	$968.60	$10.31	2.10%
Class C	1,000.00	964.80	13.96	2.85%
Class I	1,000.00	969.80	9.07	1.85%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/2022	3/31/2023	10/1/2022 - 03/31/2023	10/1/2022 - 03/31/2023

Class A	$1,000.00	$1,014.46	$10.55	2.10%
Class C	1,000.00	1,010.72	14.28	2.85%
Class I	1,000.00	1,015.72	9.28	1.85%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888 -868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

INVESTMENT SUB-ADVISER
Deer Park Road Management Company, LP
1195 Bangtail Way
Steamboat Springs, CO 80487

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

DEERPARK-SAR23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 6/8/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 6/8/23

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 6/8/23